UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23724

Total Fund Solution

(Exact name of registrant as specified in charter)

810 Gleneagles Court Suite 106, Baltimore, MD 21286

(Address of principal executive offices)(Zip Code)

Stephen E. Baird

Cromwell Funds

810 Gleneagles Court Suite 106

Baltimore, MD 21286

(Name and address of agent for service)

Registrant’s telephone number, including area code: (443) 652-4201

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025 through December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Cromwell CenterSquare Real Estate Fund

Institutional Class | MRASX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the Cromwell CenterSquare Real Estate Fund for the period from January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	1.01%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the one-year period ended December 31, 2025, the Fund (MRASX) rose 1.68% and the FTSE NAREIT All Equity REITs Total Return Index increased 2.27%. The S&P 500 Total Return Index returned 17.88% over the same period.

Real estate securities experienced a turbulent year as shifting trade policies, fluctuating interest rates, and a broad investor rotation toward risk assets shaped market performance. Real Estate Investment Trusts ("REIT") posted modest gains in the first quarter even as equities declined amid escalating tariff announcements. They significantly underperformed in the second quarter due to rising yields, sector‑specific pressures, and heightened volatility in both fixed income and equity markets. Although REITs delivered strong absolute returns in the third quarter, they continued to lag major equity indices, which were propelled by technology momentum and expectations that the Federal Reserve would cut interest rates in September, which it eventually did. Additional rate cuts by the Fed at each of the October and December meetings further lifted equity valuations in the fourth quarter, though REITs once again trailed as long‑term interest rates remained volatile and ultimately edged higher.

Cromwell CenterSquare Real Estate Fund

TSR_AR_89156Y506

HOW DID THE FUND PERFORM SINCE INCEPTION?

The chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)

	Cromwell CenterSquare Real Estate Fund Institutional Class ($149,304)	S&P 500 Total Return Index ($335,308)	FTSE NAREIT All Equity REITS Total Return Index ($154,807)	Dow Jones U.S. Select Real Estate Securities Total Return Index ($146,556)
02/17	$100,000	$100,000	$100,000	$100,000
12/17	$102,623	$114,838	$104,297	$101,443
12/18	$97,077	$109,803	$100,078	$97,163
12/19	$119,460	$144,376	$128,764	$119,611
12/20	$116,510	$170,939	$122,169	$106,217
12/21	$162,567	$220,008	$172,623	$154,984
12/22	$122,624	$180,162	$129,556	$114,748
12/23	$136,983	$227,523	$144,269	$130,767
12/24	$146,841	$284,448	$151,370	$141,363
12/25	$149,304	$335,308	$154,807	$146,556

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	Since Inception 2/24/2017
Cromwell CenterSquare Real Estate Fund Institutional Class	1.68%	5.08%	4.63%
S&P 500 Total Return Index	17.88%	14.42%	14.65%
FTSE NAREIT All Equity REITS Total Return Index	2.27%	4.85%	5.06%
Dow Jones U.S. Select Real Estate Securities Total Return Index	3.67%	6.62%	4.41%

Visit https://www.thecromwellfunds.com/resources/literature for more recent performance information.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of December 31, 2025)

  Net Assets$88,536,022
  Total Advisory Fees Paid$499,832
  Number of Holdings59
  Portfolio Turnover31%

Cromwell CenterSquare Real Estate Fund

TSR_AR_89156Y506

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)Footnote Reference*

Sector Breakdown	(%)
Diversified	25.5
Health Care	20.4
Apartments	12.2
Warehouse/Industrial	10.0
Storage	8.9
Shopping Centers	7.9
Office Property	4.3
Regional Malls	3.8
Single Tenant	3.6
Other	3.4
Top 10 Issuers	(%)
Welltower, Inc.	8.9
Prologis, Inc.	7.0
American Tower Corp.	6.7
Equinix, Inc.	6.5
Digital Realty Trust, Inc.	4.4
Ventas, Inc.	4.3
Extra Space Storage, Inc.	3.6
Public Storage	3.2
UDR, Inc.	3.0
Simon Property Group, Inc.	2.7
Footnote	Description
Footnote*	Percentages are stated as a percentage of net assets.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thecromwellfunds.com/resources/literature.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.

Cromwell CenterSquare Real Estate Fund

TSR_AR_89156Y506

Cromwell CenterSquare Real Estate Fund

Investor Class | MRESX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the Cromwell CenterSquare Real Estate Fund for the period from January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$112	1.11%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the one-year period ended December 31, 2025, the Fund (MRESX) rose 1.53% and the FTSE NAREIT All Equity REITs Total Return Index increased 2.27%. The S&P 500 Total Return Index returned 17.88% over the same period.

Real estate securities experienced a turbulent year as shifting trade policies, fluctuating interest rates, and a broad investor rotation toward risk assets shaped market performance. Real Estate Investment Trusts ("REIT") posted modest gains in the first quarter even as equities declined amid escalating tariff announcements. They significantly underperformed in the second quarter due to rising yields, sector‑specific pressures, and heightened volatility in both fixed income and equity markets. Although REITs delivered strong absolute returns in the third quarter, they continued to lag major equity indices, which were propelled by technology momentum and expectations that the Federal Reserve would cut interest rates in September, which it eventually did. Additional rate cuts by the Fed at each of the October and December meetings further lifted equity valuations in the fourth quarter, though REITs once again trailed as long‑term interest rates remained volatile and ultimately edged higher.

Cromwell CenterSquare Real Estate Fund

TSR_AR_89156Y407

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

The chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

	Cromwell CenterSquare Real Estate Fund Investor Class ($16,228)	S&P 500 Total Return Index ($39,827)	FTSE NAREIT All Equity REITS Total Return Index ($17,522)	Dow Jones U.S. Select Real Estate Securities Total Return Index ($15,992)
12/15	$10,000	$10,000	$10,000	$10,000
12/16	$10,682	$11,196	$10,863	$10,668
12/17	$11,259	$13,640	$11,805	$11,069
12/18	$10,634	$13,042	$11,328	$10,602
12/19	$13,070	$17,149	$14,575	$13,052
12/20	$12,728	$20,304	$13,828	$11,590
12/21	$17,750	$26,132	$19,539	$16,911
12/22	$13,362	$21,399	$14,664	$12,521
12/23	$14,925	$27,025	$16,330	$14,269
12/24	$15,984	$33,786	$17,133	$15,425
12/25	$16,228	$39,827	$17,522	$15,992

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	10 Years
Cromwell CenterSquare Real Estate Fund Investor Class	1.53%	4.98%	4.96%
S&P 500 Total Return Index	17.88%	14.42%	14.82%
FTSE NAREIT All Equity REITS Total Return Index	2.27%	4.85%	5.77%
Dow Jones U.S. Select Real Estate Securities Total Return Index	3.67%	6.62%	4.79%

Visit https://www.thecromwellfunds.com/resources/literature for more recent performance information.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of December 31, 2025)

  Net Assets$88,536,022
  Total Advisory Fees Paid$499,832
  Number of Holdings59
  Portfolio Turnover31%

Cromwell CenterSquare Real Estate Fund

TSR_AR_89156Y407

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)Footnote Reference*

Sector Breakdown	(%)
Diversified	25.5
Health Care	20.4
Apartments	12.2
Warehouse/Industrial	10.0
Storage	8.9
Shopping Centers	7.9
Office Property	4.3
Regional Malls	3.8
Single Tenant	3.6
Other	3.4
Top 10 Issuers	(%)
Welltower, Inc.	8.9
Prologis, Inc.	7.0
American Tower Corp.	6.7
Equinix, Inc.	6.5
Digital Realty Trust, Inc.	4.4
Ventas, Inc.	4.3
Extra Space Storage, Inc.	3.6
Public Storage	3.2
UDR, Inc.	3.0
Simon Property Group, Inc.	2.7
Footnote	Description
Footnote*	Percentages are stated as a percentage of net assets.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thecromwellfunds.com/resources/literature.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.

Cromwell CenterSquare Real Estate Fund

TSR_AR_89156Y407

Cromwell Long Short Fund

Institutional Class | MFLDX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the Cromwell Long Short Fund for the period from January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$202	1.86%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the one-year period ended December 31, 2025, the Fund (MFLDX) rose 17.51% and the Russell 1000 Total Return Index returned 17.37%. The S&P 500 Total Return Index climbed 17.88% over the same period.

  The year 2025 proved to be another strong year for equity markets, with continued leadership from large-cap U.S. companies and ongoing enthusiasm around artificial intelligence (AI) investments. Market returns broadened somewhat during the year, with sectors beyond Technology participating in the rally, including Health Care, Utilities, and Financials. Small-cap stocks continued to lag their large-cap counterparts, though the performance gap narrowed as the year progressed.

  Over the one-year period, the long portion of the portfolio contributed positively to relative performance. In the long book, Health Care was the largest contributing sector, Utilities was the second-largest contributor, and Information Technology was the largest detractor from performance in the long book. Industrials and Energy also detracted from long book performance.

  For the one-year period, the short portion of the portfolio had a meaningful positive impact on performance. In the short book, Health Care contributed the most to returns, followed by Consumer Staples and Consumer Discretionary. The short book had modest negative contributions from short positions in Industrials.

Cromwell Long Short Fund

TSR_AR_89156Y308

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

The chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)

	Cromwell Long Short Fund Institutional Class ($190,685)	S&P 500 Total Return Index ($398,274)	Russell 1000 Total Return Index ($390,298)
12/15	$100,000	$100,000	$100,000
12/16	$96,642	$111,960	$112,054
12/17	$117,126	$136,403	$136,355
12/18	$101,612	$130,422	$129,832
12/19	$113,936	$171,487	$170,633
12/20	$136,952	$203,039	$206,403
12/21	$148,697	$261,322	$261,007
12/22	$153,301	$213,995	$211,084
12/23	$153,140	$270,249	$267,083
12/24	$162,067	$337,864	$332,548
12/25	$190,685	$398,274	$390,298

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	10 Years
Cromwell Long Short Fund Institutional Class	17.51%	6.84%	6.67%
S&P 500 Total Return Index	17.88%	14.42%	14.82%
Russell 1000 Total Return Index	17.37%	13.59%	14.59%

Visit https://www.thecromwellfunds.com/resources/literature for more recent performance information.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of December 31, 2025)

  Net Assets$90,186,329
  Total Advisory Fees Paid$940,436
  Number of Holdings145
  Portfolio Turnover18%

Visit https://thecromwellfunds.com/funds/long-short for more recent performance information.

Cromwell Long Short Fund

TSR_AR_89156Y308

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)Footnote Reference*Footnote Reference†

Sector Breakdown	(%)
Information Technology	31.2
Financials	12.6
Communication Services	8.3
Consumer Discretionary	7.8
Industrials	7.4
Health Care	7.3
Energy	3.7
Utilities	2.4
Consumer Staples	2.0
Other	17.3
Top 10 Issuers	(%)
NVIDIA Corp.	7.7
Microsoft Corp.	6.9
Alphabet, Inc.	5.6
Apple, Inc.	4.3
Amazon.com, Inc.	3.9
JPMorgan Chase & Co.	3.4
Visa, Inc.	2.7
Broadcom, Inc.	2.5
Mastercard, Inc.	2.1
Johnson & Johnson	2.0
Footnote	Description
Footnote*	Percentages are stated as a percentage of net assets.
Footnote†	Net exposure, includes securities sold short.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thecromwellfunds.com/resources/literature.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.

Cromwell Long Short Fund

TSR_AR_89156Y308

Cromwell Long Short Fund

Investor Class | MFADX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the Cromwell Long Short Fund for the period from January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$229	2.11%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the one-year period ended December 31, 2025, the Fund (MFADX) rose 17.19% and the Russell 1000 Total Return Index returned 17.37%. The S&P 500 Total Return Index climbed 17.88% over the same period.

  The year 2025 proved to be another strong year for equity markets, with continued leadership from large-cap U.S. companies and ongoing enthusiasm around artificial intelligence (AI) investments. Market returns broadened somewhat during the year, with sectors beyond Technology participating in the rally, including Health Care, Utilities, and Financials. Small-cap stocks continued to lag their large-cap counterparts, though the performance gap narrowed as the year progressed.

  Over the one-year period, the long portion of the portfolio contributed positively to relative performance. In the long book, Health Care was the largest contributing sector, Utilities was the second-largest contributor, and Information Technology was the largest detractor from performance in the long book. Industrials and Energy also detracted from long book performance.

  For the one-year period, the short portion of the portfolio had a meaningful positive impact on performance. In the short book, Health Care contributed the most to returns, followed by Consumer Staples and Consumer Discretionary. The short book had modest negative contributions from short positions in Industrials.

Cromwell Long Short Fund

TSR_AR_89156Y100

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

The chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

	Cromwell Long Short Fund Investor Class ($18,600)	S&P 500 Total Return Index ($39,827)	Russell 1000 Total Return Index ($39,030)
12/15	$10,000	$10,000	$10,000
12/16	$9,642	$11,196	$11,205
12/17	$11,650	$13,640	$13,636
12/18	$10,088	$13,042	$12,983
12/19	$11,285	$17,149	$17,063
12/20	$13,529	$20,304	$20,640
12/21	$14,654	$26,132	$26,101
12/22	$15,065	$21,399	$21,108
12/23	$15,014	$27,025	$26,708
12/24	$15,850	$33,786	$33,255
12/25	$18,600	$39,827	$39,030

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	10 Years
Cromwell Long Short Fund Investor Class	17.19%	6.57%	6.40%
S&P 500 Total Return Index	17.88%	14.42%	14.82%
Russell 1000 Total Return Index	17.37%	13.59%	14.59%

Visit https://www.thecromwellfunds.com/resources/literature for more recent performance information.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of December 31, 2025)

  Net Assets$90,186,329
  Total Advisory Fees Paid$940,436
  Number of Holdings145
  Portfolio Turnover18%

Visit https://thecromwellfunds.com/funds/long-short for more recent performance information.

Cromwell Long Short Fund

TSR_AR_89156Y100

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)Footnote Reference*Footnote Reference†

Sector Breakdown	(%)
Information Technology	31.2
Financials	12.6
Communication Services	8.3
Consumer Discretionary	7.8
Industrials	7.4
Health Care	7.3
Energy	3.7
Utilities	2.4
Consumer Staples	2.0
Other	17.3
Top 10 Issuers	(%)
NVIDIA Corp.	7.7
Microsoft Corp.	6.9
Alphabet, Inc.	5.6
Apple, Inc.	4.3
Amazon.com, Inc.	3.9
JPMorgan Chase & Co.	3.4
Visa, Inc.	2.7
Broadcom, Inc.	2.5
Mastercard, Inc.	2.1
Johnson & Johnson	2.0
Footnote	Description
Footnote*	Percentages are stated as a percentage of net assets.
Footnote†	Net exposure, includes securities sold short.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thecromwellfunds.com/resources/literature.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.

Cromwell Long Short Fund

TSR_AR_89156Y100

Cromwell Foresight Global Infrastructure Fund

Institutional Class | CFGIX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the Cromwell Foresight Global Infrastructure Fund for the period from January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$112	1.05%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the one-year period ended December 31, 2025, the Fund (CFGIX) rose 12.67% and the S&P Global Infrastructure Total Return Index increased 22.58%. The S&P 500 Total Return Index climbed 17.88% over the same period.

The improvement in returns reflected a more constructive market environment in 2025, as easing inflationary pressures and increasing confidence around the trajectory of monetary policy supported asset valuations. While volatility persisted at times, particularly across growth-oriented infrastructure sectors, investor sentiment improved over the course of the year, with increased differentiation between companies with resilient cash flows and those more exposed to financing or execution risk.

Against this backdrop, the Fund benefited from its focus on high-quality, asset-backed infrastructure businesses with durable earnings profiles and long-duration revenue visibility. Regulated and contracted assets, in particular, performed well, supported by inflation-linked frameworks, defensive characteristics and growing visibility over long-term capital investment programmes linked to energy security and decarbonisation. These exposures played an important role in driving the Fund’s positive absolute return during the year.

During the period, sustained but more constructive market conditions provided the Foresight Capital Management team with opportunities to actively manage the portfolio. The team continued to focus on identifying attractively valued companies with strong cash-generating capabilities, while portfolio rebalancing efforts were aimed at optimising risk-adjusted returns and reinforcing exposure to structural growth themes aligned with the Fund’s investment objective.

Overall, the Fund’s performance in 2025 reflected a combination of improving market conditions and positive performance due to a recovery in valuation for existing sectors, alongside growth for new additions. The Fund remains focused on opportunities across decarbonisation, energy security and essential infrastructure assets, with an emphasis on delivering resilient, long-term returns through exposure to high-quality infrastructure companies.

Cromwell Foresight Global Infrastructure Fund

TSR_AR_89156Y878

HOW DID THE FUND PERFORM SINCE INCEPTION?

The chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)

	Cromwell Foresight Global Infrastructure Fund Institutional Class ($99,336)	S&P 500 Total Return Index ($175,111)	S&P Global Infrastructure Total Return Index ($143,443)
01/23	$100,000	$100,000	$100,000
12/23	$93,351	$118,822	$101,670
12/24	$88,169	$148,550	$117,017
12/25	$99,336	$175,111	$143,443

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception 1/31/2023
Cromwell Foresight Global Infrastructure Fund Institutional Class	12.67%	-0.23%
S&P 500 Total Return Index	17.88%	21.18%
S&P Global Infrastructure Total Return Index	22.58%	13.17%

Visit https://www.thecromwellfunds.com/resources/literature for more recent performance information.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of December 31, 2025)

  Net Assets$48,752,527
  Total Advisory Fees Paid$296,394
  Number of Holdings34
  Portfolio Turnover36%

Cromwell Foresight Global Infrastructure Fund

TSR_AR_89156Y878

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)Footnote Reference*

Sector Breakdown	(%)
Digital Infrastructure	28.3
Renewable Energy	23.3
Diversified Infrastructure	13.4
Electrical Utilities	11.3
Health Care	8.2
Transport	7.5
Utilities	4.7
Other	3.3
Top 10 Issuers	(%)
Cellnex Telecom SA	5.3
Equinix, Inc.	5.0
National Grid PLC	4.7
American Tower Corp.	4.5
Infratil Ltd.	4.4
Boralex, Inc.	4.2
Brookfield Renewable Partners LP	3.7
Transurban Group	3.6
3i Infrastructure PLC	3.6
Digital Realty Trust, Inc.	3.5
Top 10 Countries	(%)
United States	26.6
Canada	16.7
United Kingdom	12.6
Guernsey	9.0
Spain	7.5
New Zealand	6.4
Italy	5.6
Australia	3.6
Jersey	3.6
Belgium	3.3
Footnote	Description
Footnote*	Percentages are stated as a percentage of net assets.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thecromwellfunds.com/resources/literature.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.

Cromwell Foresight Global Infrastructure Fund

TSR_AR_89156Y878

Cromwell Tran Focus Fund

Institutional Class | LIMIX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the Cromwell Tran Focus Fund for the period from January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$114	1.10%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the one-year period ending December 31, 2025, the Fund (LIMIX) returned 7.48%. The S&P 500 Total Return Index returned 17.88%.

Similar to 2024, a handful of mega-cap technology companies drove an outsized portion of returns for the index. During 2025, the Magnificent Seven stocks (Mag 7, i.e., Apple, Microsoft, Alphabet (Google), Amazon, Meta Platforms, NVIDIA, and Tesla) returned 24.9% driven largely by outperformance from Alphabet returning 66.0% and NVIDIA returning 38.9%. While performance among the Mag 7 diverged unlike prior years, the group together still comprised 7.5% of the S&P 500’s 17.9% Total return for the year. Over the past 3 years, the Mag 7 have accounted for 55% of the S&P 500’s return of 86%.

We have historically maintained a balanced exposure in large- and mid-cap companies. In doing so, we are mindful of the growing concentration risk within the broader S&P 500 index. Today, the top 10 constituents alone account for approximately 41% of the index, a level of concentration that we believe investors should carefully consider.

While we own some of these top 10 companies, we believe that, in aggregate, this level of concentration risk in the Index is material. Coincidently, we have been identifying compelling investment opportunities among smaller, mid-cap companies. As a result, our portfolio construction has been under-weight the largest companies, which contributed to underperformance relative to the larger index. As of December 31, 2025, the median market cap in the Fund was $37 billion, and only 10% of our Fund was invested in companies with market caps greater than $1 trillion.

With our high active share, selection effect was the main driver of underperformance relative to the top-heavy S&P 500. Information Technology (IT) detracted from performance due to declines in software valuations combined with an underweight in IT hardware and semiconductors tied to artificial intelligence (AI) outside of our NVIDIA position. Health Care was also a negative contributor due to a pullback in academic and government demand stemming from changes in scientific funding by the Trump Administration. These detractors more than offset outperformance and strong stock selection in Utilities and Industrials.

Cromwell Tran Focus Fund

TSR_AR_89156Y704

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

The chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)

	Cromwell Tran Focus Fund Institutional Class ($259,138)	S&P 500 Total Return Index ($398,274)
12/15	$100,000	$100,000
12/16	$101,607	$111,960
12/17	$122,807	$136,403
12/18	$111,023	$130,422
12/19	$157,440	$171,487
12/20	$203,963	$203,039
12/21	$255,432	$261,322
12/22	$165,717	$213,995
12/23	$208,853	$270,249
12/24	$241,096	$337,864
12/25	$259,138	$398,274

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	10 Years
Cromwell Tran Focus Fund Institutional Class	7.48%	4.91%	9.99%
S&P 500 Total Return Index	17.88%	14.42%	14.82%

Visit https://www.thecromwellfunds.com/resources/literature for more recent performance information.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of December 31, 2025)

  Net Assets$24,574,791
  Total Advisory Fees Paid$63,918
  Number of Holdings27
  Portfolio Turnover69%

Cromwell Tran Focus Fund

TSR_AR_89156Y704

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)Footnote Reference*

Sector Breakdown	(%)
Industrials	22.3
Information Technology	20.3
Health Care	14.5
Consumer Discretionary	11.1
Materials	8.8
Utilities	8.3
Communication Services	3.6
Financials	2.6
Real Estate	2.1
Other	6.4
Top 10 Issuers	(%)
Talen Energy Corp.	8.3
Danaher Corp.	6.5
ATI, Inc.	6.0
Amazon.com, Inc.	5.7
Ferguson Enterprises, Inc.	5.5
Palo Alto Networks, Inc.	5.4
Martin Marietta Materials, Inc.	5.1
GE Vernova, Inc.	4.5
Intuit, Inc.	4.4
Veeva Systems, Inc.	3.8
Footnote	Description
Footnote*	Percentages are stated as a percentage of net assets.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thecromwellfunds.com/resources/literature.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.

Cromwell Tran Focus Fund

TSR_AR_89156Y704

Cromwell Tran Focus Fund

Investor Class | LIMAX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the Cromwell Tran Focus Fund for the period from January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$140	1.35%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the one-year period ending December 31, 2025, the Fund (LIMAX) returned 7.33%. The S&P 500 Total Return Index returned 17.88%.

Similar to 2024, a handful of mega-cap technology companies drove an outsized portion of returns for the index. During 2025, the Magnificent Seven stocks (Mag 7, i.e., Apple, Microsoft, Alphabet (Google), Amazon, Meta Platforms, NVIDIA, and Tesla) returned 24.9% driven largely by outperformance from Alphabet returning 66.0% and NVIDIA returning 38.9%. While performance among the Mag 7 diverged unlike prior years, the group together still comprised 7.5% of the S&P 500’s 17.9% Total return for the year. Over the past 3 years, the Mag 7 have accounted for 55% of the S&P 500’s return of 86%.

We have historically maintained a balanced exposure in large- and mid-cap companies. In doing so, we are mindful of the growing concentration risk within the broader S&P 500 index. Today, the top 10 constituents alone account for approximately 41% of the index, a level of concentration that we believe investors should carefully consider.

While we own some of these top 10 companies, we believe that, in aggregate, this level of concentration risk in the Index is material. Coincidently, we have been identifying compelling investment opportunities among smaller, mid-cap companies. As a result, our portfolio construction has been under-weight the largest companies, which contributed to underperformance relative to the larger index. As of December 31, 2025, the median market cap in the Fund was $37 billion, and only 10% of our Fund was invested in companies with market caps greater than $1 trillion.

With our high active share, selection effect was the main driver of underperformance relative to the top-heavy S&P 500. Information Technology (IT) detracted from performance due to declines in software valuations combined with an underweight in IT hardware and semiconductors tied to artificial intelligence (AI) outside of our NVIDIA position. Health Care was also a negative contributor due to a pullback in academic and government demand stemming from changes in scientific funding by the Trump Administration. These detractors more than offset outperformance and strong stock selection in Utilities and Industrials.

Cromwell Tran Focus Fund

TSR_AR_89156Y803

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

The chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

	Cromwell Tran Focus Fund Investor Class ($25,280)	S&P 500 Total Return Index ($39,827)
12/15	$10,000	$10,000
12/16	$10,147	$11,196
12/17	$12,230	$13,640
12/18	$11,027	$13,042
12/19	$15,590	$17,149
12/20	$20,161	$20,304
12/21	$25,175	$26,132
12/22	$16,292	$21,399
12/23	$20,483	$27,025
12/24	$23,555	$33,786
12/25	$25,280	$39,827

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	10 Years
Cromwell Tran Focus Fund Investor Class	7.33%	4.63%	9.72%
S&P 500 Total Return Index	17.88%	14.42%	14.82%

Visit https://www.thecromwellfunds.com/resources/literature for more recent performance information.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of December 31, 2025)

  Net Assets$24,574,791
  Total Advisory Fees Paid$63,918
  Number of Holdings27
  Portfolio Turnover69%

Cromwell Tran Focus Fund

TSR_AR_89156Y803

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)Footnote Reference*

Sector Breakdown	(%)
Industrials	22.3
Information Technology	20.3
Health Care	14.5
Consumer Discretionary	11.1
Materials	8.8
Utilities	8.3
Communication Services	3.6
Financials	2.6
Real Estate	2.1
Other	6.4
Top 10 Issuers	(%)
Talen Energy Corp.	8.3
Danaher Corp.	6.5
ATI, Inc.	6.0
Amazon.com, Inc.	5.7
Ferguson Enterprises, Inc.	5.5
Palo Alto Networks, Inc.	5.4
Martin Marietta Materials, Inc.	5.1
GE Vernova, Inc.	4.5
Intuit, Inc.	4.4
Veeva Systems, Inc.	3.8
Footnote	Description
Footnote*	Percentages are stated as a percentage of net assets.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thecromwellfunds.com/resources/literature.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.

Cromwell Tran Focus Fund

TSR_AR_89156Y803

Cromwell Greenspring Mid Cap Fund

Institutional Class | GRSPX

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the Cromwell Greenspring Mid Cap Fund for the period from January 1, 2025 to December 31, 2025.You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$116	1.13%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

During 2025, the Cromwell Greenspring Mid Cap Fund (the Fund, Greenspring or GRSPX) generated a total return of 6.18%. During the same period, the Russell Midcap Total Return Index returned 10.60%.

Over the last five years, GRSPX produced a 9.83% annualized total return, outperforming the Index’s 8.67%, while subjecting shareholders to 18% lower volatility (as measured by standard deviation). These longer-term results underscore the strength and consistency of our investment approach, highlighting our focus on generating attractive long-term results while effectively managing risk.

The investment backdrop in 2025 was anything but tranquil, as equity investors reacted to rapidly changing developments surrounding trade policy, geopolitical events, domestic policies, and the rapid advancement of artificial intelligence (AI).

Greenspring’s performance was led by several holdings that benefited from increased spending on AI- and data-center-related infrastructure. The Fund’s AI-related exposure favors “picks-and-shovels” businesses that enable AI development and have long track records of generating durable free cash flow, rather than high-risk, capital-intensive, and richly valued technology companies.

Cromwell Greenspring Mid Cap Fund

TSR_AR_89156Y852

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

The chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees (if applicable), management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)

	Cromwell Greenspring Mid Cap Fund Institutional Class ($232,627)	Russell Midcap Total Return Index ($284,199)	Russell 3000 Total Return Index ($270,360)	Greenspring Custom Blend Index ($219,779)
12/15	$100,000	$100,000	$100,000	$100,000
12/16	$119,782	$113,798	$118,400	$113,580
12/17	$129,149	$134,871	$134,020	$123,825
12/18	$116,045	$122,654	$122,525	$118,290
12/19	$140,257	$160,115	$154,697	$140,103
12/20	$145,555	$187,497	$159,144	$145,847
12/21	$184,600	$229,841	$199,517	$168,964
12/22	$168,586	$190,044	$183,596	$160,059
12/23	$188,734	$222,783	$204,995	$176,657
12/24	$219,092	$256,966	$233,650	$196,231
12/25	$232,627	$284,199	$270,360	$219,779

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Years	10 Years
Cromwell Greenspring Mid Cap Fund Institutional Class	6.18%	9.83%	8.81%
Russell Midcap Total Return Index	10.60%	8.67%	11.01%
Russell 3000 Total Return Index	15.71%	11.18%	10.46%
Greenspring Custom Blend Index	12.00%	8.55%	8.19%

Visit https://www.thecromwellfunds.com/resources/literature for more recent performance information.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of December 31, 2025)

  Net Assets$116,847,158
  Total Advisory Fees Paid$906,972
  Number of Holdings50
  Portfolio Turnover6%

Cromwell Greenspring Mid Cap Fund

TSR_AR_89156Y852

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)Footnote Reference*

Sector Breakdown	(%)
Industrials	49.9
Financials	13.1
Information Technology	10.1
Consumer Staples	6.2
Communication Services	5.1
Health Care	3.7
Materials	3.7
Energy	2.6
Consumer Discretionary	2.3
Other	3.3
Top 10 Issuers	(%)
EMCOR Group, Inc.	8.9
Republic Services, Inc.	8.1
MYR Group, Inc.	6.7
Johnson Controls International PLC	6.1
KBR, Inc.	5.8
W.R. Berkley Corp.	4.3
Nextpower, Inc.	3.7
Flex Ltd.	3.1
Primo Brands Corp.	3.1
Primis Financial Corp.	2.6
Footnote	Description
Footnote*	Percentages are stated as a percentage of net assets.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.thecromwellfunds.com/resources/literature.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cromwell Investment Advisors, LLC documents not be householded, please contact Cromwell Investment Advisors, LLC at 1-855-625-7333, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cromwell Investment Advisors, LLC or your financial intermediary.

Cromwell Greenspring Mid Cap Fund

TSR_AR_89156Y852

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at (443) 652-4201.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Sanjeev Handa is the “audit committee financial expert” and is considered to be “independent” as this term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accounting firm or predecessor firm to perform audit services, audit-related services, tax services and other services during the past four fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accounting firm in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accounting firm that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accounting firm for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accounting firm.

	FYE 12/31/2025	FYE 12/31/2024
(a) Audit Fees	$75,900	$73,500
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$18,600	$18,000
(d) All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by the principal accounting firm applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accounting firm’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accounting firm.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accounting firm for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2025	FYE 12/31/2024
Registrant	$18,600	$18,000
Registrant’s Investment Adviser	$0	$0

The principal accounting firm did not perform any non-audit services for the registrant’s investment adviser, or any entity controlling, controlled by or under common control with the registrant’s adviser.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

CROMWELL FUNDS

Core Financial Statements

December 31, 2025

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Cromwell CenterSquare Real Estate Fund

Schedules of Investments

December 31, 2025

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 99.3%
Apartments - 12.2%
American Homes 4 Rent - Class A	44,530	$1,429,413
Camden Property Trust	20,540	2,261,043
Equity LifeStyle Properties, Inc.	18,139	1,099,405
Equity Residential	16,460	1,037,638
Essex Property Trust, Inc.	4,000	1,046,720
Invitation Homes, Inc.	46,230	1,284,732
UDR, Inc.	73,100	2,681,308
		10,840,259
Diversified - 25.5%(a)
American Tower Corp.	34,010	5,971,136
Broadstone Net Lease, Inc.	30,050	521,968
Crown Castle, Inc.	20,070	1,783,621
Digital Realty Trust, Inc.	25,390	3,928,087
Equinix, Inc.	7,470	5,723,215
FrontView REIT, Inc.	11,230	165,755
InvenTrust Properties Corp.	15,020	423,714
Lamar Advertising Co. - Class A	2,050	259,489
SBA Communications Corp.	7,960	1,539,703
VICI Properties, Inc.	37,380	1,051,126
Weyerhaeuser Co.	50,449	1,195,137
		22,562,951
Health Care - 20.4%
Alexandria Real Estate Equities, Inc.	11,860	580,428
American Healthcare REIT, Inc.	26,070	1,226,854
Diversified Healthcare Trust	42,129	204,326
Healthcare Realty Trust, Inc.	54,500	923,775
Healthpeak Properties, Inc.	42,010	675,521
National Health Investors, Inc.	12,480	953,098
Omega Healthcare Investors, Inc.	30,050	1,332,417
Sabra Health Care REIT, Inc.	25,530	483,538
Ventas, Inc.	49,710	3,846,560
Welltower, Inc.	42,430	7,875,432
		18,101,949
Hotels - 2.7%
DiamondRock Hospitality Co.	60,660	543,514
Host Hotels & Resorts, Inc.	62,980	1,116,635
RLJ Lodging Trust	23,730	176,789
Ryman Hospitality Properties, Inc.	2,950	279,129
Sunstone Hotel Investors, Inc.	19,030	170,128
Xenia Hotels & Resorts, Inc.	4,536	64,139
		2,350,334

The accompanying notes are an integral part of these financial statements.

1

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Cromwell CenterSquare Real Estate Fund

Schedules of Investments (Continued)

December 31, 2025

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Office Property - 4.3%
BXP, Inc.	10,540	$711,239
Cousins Properties, Inc.	45,590	1,175,310
Douglas Emmett, Inc.	22,570	248,044
Empire State Realty Trust, Inc. - Class A	45,670	297,769
Piedmont Realty Trust, Inc.	45,060	375,800
SL Green Realty Corp.	6,090	279,348
Vornado Realty Trust	22,880	761,447
		3,848,957
Regional Malls - 3.8%
Simon Property Group, Inc.	12,770	2,363,855
The Macerich Co.	52,200	963,612
		3,327,467
Shopping Centers - 7.9%
Brixmor Property Group, Inc.	84,300	2,210,346
Federal Realty Investment Trust	3,880	391,104
Kimco Realty Corp.	104,150	2,111,120
Kite Realty Group Trust	65,260	1,564,282
NETSTREIT Corp.	41,390	730,120
		7,006,972
Single Tenant - 3.6%
Agree Realty Corp.	27,690	1,994,511
Realty Income Corp.	20,590	1,160,658
		3,155,169
Storage - 8.9%
Extra Space Storage, Inc.	24,670	3,212,527
Iron Mountain, Inc.	22,088	1,832,200
Public Storage	11,030	2,862,285
		7,907,012
Warehouse/Industrial - 10.0%
Americold Realty Trust, Inc.	18,830	242,154
EastGroup Properties, Inc.	3,140	559,360
First Industrial Realty Trust, Inc.	16,470	943,237
Lineage, Inc.	4,870	170,450
Prologis, Inc.	48,410	6,180,020
Rexford Industrial Realty, Inc.	19,520	755,814
		8,851,035
TOTAL INVESTMENTS - 99.3% (Cost $70,340,591)		$87,952,105
Other Assets in Excess of Liabilities - 0.7%		583,917
TOTAL NET ASSETS - 100%		$88,536,022
Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

2

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Cromwell CenterSquare Real Estate Fund

Schedules of Investments (Continued)

December 31, 2025

REIT	-	Real Estate Investment Trust
(a)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

3

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Cromwell Long Short Fund

Schedules of Investments

December 31, 2025

	Shares	Value
COMMON STOCKS - 98.4%
Automobiles - 0.5%
Tesla, Inc.(a)	985	$442,974
Banks - 4.4%
East West Bancorp, Inc.(b)	4,298	483,052
JPMorgan Chase & Co.	9,564	3,081,712
M&T Bank Corp.	2,166	436,406
		4,001,170
Biotechnology - 3.3%
AbbVie, Inc.(b)	5,361	1,224,935
Alnylam Pharmaceuticals, Inc.(a)(b)	1,890	751,559
Gilead Sciences, Inc.	7,830	961,054
		2,937,548
Broadline Retail - 3.9%
Amazon.com, Inc.(a)	15,303	3,532,238
Building Products - 1.4%
Builders FirstSource, Inc.(a)(b)	3,548	365,054
Carlisle Cos., Inc.	1,224	391,509
Trane Technologies PLC	1,258	489,613
		1,246,176
Capital Markets - 2.9%
Ameriprise Financial, Inc.	1,376	674,708
LPL Financial Holdings, Inc.	2,120	757,200
Morgan Stanley	6,602	1,172,053
		2,603,961
Chemicals - 0.6%
Ecolab, Inc.	2,029	532,653
Construction & Engineering - 0.9%
EMCOR Group, Inc.(b)	1,310	801,445
Consumer Staples Distribution & Retail - 0.6%
Costco Wholesale Corp.(b)	676	582,942
Containers & Packaging - 0.7%
Crown Holdings, Inc.	6,062	624,204
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	21,643	537,612
Verizon Communications, Inc.	18,226	742,345
		1,279,957

The accompanying notes are an integral part of these financial statements.

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Cromwell Long Short Fund

Schedules of Investments (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS - (Continued)
Electric Utilities - 2.4%
Entergy Corp.	6,837	$631,944
NRG Energy, Inc.	9,637	1,534,596
		2,166,540
Electrical Equipment - 1.3%
AMETEK, Inc.	5,929	1,217,283
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp. - Class A	7,220	975,711
Financial Services - 5.6%
Berkshire Hathaway, Inc. - Class B(a)	1,375	691,144
Mastercard, Inc. - Class A	3,369	1,923,295
Visa, Inc. - Class A	7,022	2,462,685
		5,077,124
Ground Transportation - 1.2%
Union Pacific Corp.	4,721	1,092,062
Health Care Equipment & Supplies - 1.2%
IDEXX Laboratories, Inc.(a)(b)	1,626	1,100,038
Health Care Providers & Services - 0.5%
The Cigna Group	1,549	426,331
Hotels, Restaurants & Leisure - 2.7%
Booking Holdings, Inc.	205	1,097,843
Hilton Worldwide Holdings, Inc.	3,109	893,060
McDonald’s Corp.	1,473	450,193
		2,441,096
Household Durables - 1.2%
DR Horton, Inc.	3,297	474,867
Toll Brothers, Inc.	4,470	604,433
		1,079,300
Household Products - 1.0%
Colgate-Palmolive Co.	11,497	908,493
Insurance - 1.1%
Arch Capital Group Ltd.(a)(b)	10,036	962,653
Interactive Media & Services - 7.5%
Alphabet, Inc. - Class A(b)	16,004	5,009,252
Meta Platforms, Inc. - Class A	1,568	1,035,021
Reddit, Inc. - Class A(a)	3,100	712,597
		6,756,870

The accompanying notes are an integral part of these financial statements.

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Cromwell Long Short Fund

Schedules of Investments (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS - (Continued)
Life Sciences Tools & Services - 1.6%
Danaher Corp.	2,276	$521,022
Thermo Fisher Scientific, Inc.	1,591	921,905
		1,442,927
Machinery - 3.9%
Caterpillar, Inc.(b)	2,606	1,492,899
Deere & Co.	1,424	662,972
Parker-Hannifin Corp.	967	849,954
RBC Bearings, Inc.(a)(b)	1,159	519,731
		3,525,556
Metals & Mining - 0.0%(c)
MMC Norilsk Nickel PJSC- ADR(a)(d)	105,916	0
Oil, Gas & Consumable Fuels - 4.0%
Chevron Corp.	6,270	955,611
ConocoPhillips	8,682	812,722
Devon Energy Corp.	18,383	673,369
EOG Resources, Inc.	5,788	607,798
Marathon Petroleum Corp.	3,430	557,821
		3,607,321
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.(b)	10,728	578,668
Eli Lilly & Co.	715	768,396
Johnson & Johnson(b)	8,540	1,767,353
		3,114,417
Real Estate Management & Development - 1.5%
CBRE Group, Inc. - Class A(a)(b)	8,339	1,340,828
Semiconductors & Semiconductor Equipment - 14.5%
Applied Materials, Inc.	3,124	802,837
Broadcom, Inc.	6,550	2,266,955
KLA Corp.	487	591,744
Lam Research Corp.	6,387	1,093,326
Micron Technology, Inc.	1,118	319,088
NVIDIA Corp.(b)	37,114	6,921,761
NXP Semiconductors NV	2,765	600,171
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,503	456,747
		13,052,629
Software - 12.8%
Adobe, Inc.(a)(b)	2,349	822,126
Check Point Software Technologies Ltd.(a)	4,601	853,762
Crowdstrike Holdings, Inc. - Class A(a)	1,317	617,357
Intuit, Inc.	2,000	1,324,840
Microsoft Corp.(b)	12,849	6,214,033

The accompanying notes are an integral part of these financial statements.

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Cromwell Long Short Fund

Schedules of Investments (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS - (Continued)
Software - (Continued)
Roper Technologies, Inc.	728	$324,055
Salesforce, Inc.	2,400	635,784
ServiceNow, Inc.(a)	4,615	706,972
		11,498,929
Specialty Retail - 1.4%
AutoZone, Inc.(a)(b)	134	454,461
The Home Depot, Inc.	2,363	813,108
		1,267,569
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	14,343	3,899,288
Textiles, Apparel & Luxury Goods - 1.1%
Ralph Lauren Corp.	2,811	993,998
Tobacco - 1.4%
Philip Morris International, Inc.	8,007	1,284,323
Trading Companies & Distributors - 1.0%
Applied Industrial Technologies, Inc.(b)	3,646	936,183
TOTAL COMMON STOCKS (Cost $70,230,012)		88,752,737
EXCHANGE-TRADED FUNDS - 0.0%(c)
VanEck Russia ETF(a)(d)	81,903	0
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,757,641)		0
TOTAL INVESTMENTS - 98.4% (Cost $71,987,653)		$88,752,737
Securities Sold Short - (14.8)%		(13,356,448)
Other Assets in Excess of Liabilities - 16.4%		14,790,040
TOTAL NET ASSETS - 100%		$90,186,329
Percentages are stated as a percent of net assets.

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
NV	-	Naamloze Vennootschap
PLC	-	Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral for securities sold short. The total value of assets committed as collateral as of December 31, 2025 is $19,268,584.
(c)	Represents less than 0.05% of net assets.
(d)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2025.

The accompanying notes are an integral part of these financial statements.

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Cromwell Long Short Fund

Schedules of Securities Sold Short

December 31, 2025

	Shares	Value
COMMON STOCKS - (14.2)%
Automobiles - (0.3)%
Stellantis NV	(23,629)	$(257,320)
Beverages - (0.4)%
Constellation Brands, Inc. - Class A	(1,781)	(245,707)
Diageo PLC - ADR	(1,800)	(155,286)
		(400,993)
Biotechnology - (1.4)%
Arcellx, Inc.(a)	(2,766)	(180,343)
Biohaven Ltd.(a)	(22,657)	(255,798)
Moderna, Inc.(a)	(7,771)	(229,167)
Sarepta Therapeutics, Inc.(a)	(10,502)	(226,003)
Twist Bioscience Corp.(a)	(6,204)	(196,791)
Vaxcyte, Inc.(a)	(4,630)	(213,628)
		(1,301,730)
Building Products - (0.2)%
AAON, Inc.	(2,148)	(163,785)
Capital Markets - (0.6)%
Blue Owl Capital, Inc.	(15,337)	(229,135)
Coinbase Global, Inc. - Class A(a)	(541)	(122,342)
Hamilton Lane, Inc. - Class A	(1,420)	(190,720)
		(542,197)
Chemicals - (0.9)%
Air Products and Chemicals, Inc.	(762)	(188,229)
Dow, Inc.	(7,560)	(176,753)
International Flavors & Fragrances, Inc.	(3,324)	(224,005)
Westlake Corp.	(2,615)	(193,353)
		(782,340)
Commercial Services & Supplies - (0.2)%
Waste Connections, Inc.	(1,256)	(220,252)
Containers & Packaging - (0.2)%
Smurfit WestRock PLC	(4,877)	(188,594)
Electrical Equipment - (0.2)%
Generac Holdings, Inc.(a)	(1,469)	(200,328)
Electronic Equipment, Instruments & Components - (0.5)%
Badger Meter, Inc.	(1,177)	(205,280)
CDW Corp.	(1,115)	(151,863)
Insight Enterprises, Inc.(a)	(1,361)	(110,881)
		(468,024)

The accompanying notes are an integral part of these financial statements.

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Cromwell Long Short Fund

Schedules of Securities Sold Short (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS - (Continued)
Entertainment - (0.2)%
Warner Music Group Corp. - Class A	(6,549)	$(200,858)
Food Products - (0.4)%
Flowers Foods, Inc.	(13,463)	(146,477)
Freshpet, Inc.(a)	(3,131)	(190,772)
		(337,249)
Ground Transportation - (0.3)%
Knight-Swift Transportation Holdings, Inc.	(4,953)	(258,943)
Health Care Equipment & Supplies - (0.4)%
Teleflex, Inc.	(1,810)	(220,892)
Zimmer Biomet Holdings, Inc.	(1,902)	(171,028)
		(391,920)
Hotels, Restaurants & Leisure - (1.8)%
Caesars Entertainment, Inc.(a)	(9,236)	(216,030)
Cava Group, Inc.(a)	(3,781)	(221,907)
DoorDash, Inc. - Class A(a)	(985)	(223,083)
DraftKings, Inc. - Class A(a)	(6,572)	(226,471)
MakeMyTrip Ltd.(a)	(2,985)	(245,128)
Norwegian Cruise Line Holdings Ltd.(a)	(10,083)	(225,053)
Starbucks Corp.	(2,657)	(223,746)
		(1,581,418)
Household Durables - (0.2)%
Lennar Corp. - Class A	(2,187)	(224,824)
Insurance - (0.8)%
F&G Annuities & Life, Inc.	(6,608)	(203,843)
Fidelity National Financial, Inc.	(4,009)	(218,851)
Kemper Corp.	(4,189)	(169,822)
Ryan Specialty Holdings, Inc.	(3,351)	(173,012)
		(765,528)
Interactive Media & Services - (0.2)%
Snap, Inc. - Class A(a)	(22,574)	(182,172)
Life Sciences Tools & Services - (0.8)%
Avantor, Inc.(a)	(19,949)	(228,616)
Revvity, Inc.	(2,482)	(240,133)
Waters Corp.(a)	(610)	(231,696)
		(700,445)
Machinery - (0.2)%
Ingersoll Rand, Inc.	(2,602)	(206,130)

The accompanying notes are an integral part of these financial statements.

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Cromwell Long Short Fund

Schedules of Securities Sold Short (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS - (Continued)
Media - (0.2)%
The Trade Desk, Inc. - Class A(a)	(4,141)	$(157,192)
Oil, Gas & Consumable Fuels - (0.3)%
Texas Pacific Land Corp.	(789)	(226,617)
Passenger Airlines - (0.2)%
Joby Aviation, Inc.(a)	(11,102)	(146,546)
Personal Care Products - (0.5)%
BellRing Brands, Inc.(a)	(6,805)	(181,898)
elf Beauty, Inc.(a)	(3,091)	(235,039)
		(416,937)
Professional Services - (0.9)%
CBIZ, Inc.(a)	(3,418)	(172,438)
Equifax, Inc.	(802)	(174,018)
FTI Consulting, Inc.(a)	(1,346)	(229,937)
Insperity, Inc.	(5,975)	(231,352)
		(807,745)
Real Estate Management & Development - (0.2)%
Zillow Group, Inc. - Class C(a)	(2,638)	(179,964)
Software - (0.8)%
Aurora Innovation, Inc.(a)	(58,501)	(224,644)
Cellebrite DI Ltd.(a)	(13,357)	(240,827)
Procore Technologies, Inc.(a)	(2,964)	(215,601)
		(681,072)
Specialty Retail - (0.2)%
Dick’s Sporting Goods, Inc.	(1,020)	(201,929)
Textiles, Apparel & Luxury Goods - (0.5)%
On Holding AG - Class A(a)	(4,869)	(226,311)
Under Armour, Inc. - Class A(a)	(39,733)	(197,473)
		(423,784)
Trading Companies & Distributors - (0.2)%
Watsco, Inc.	(495)	(166,790)
TOTAL COMMON STOCKS (Proceeds $14,647,318)		(12,783,626)
REAL ESTATE INVESTMENT TRUSTS - (0.6)%
Apartments - (0.2)%
Invitation Homes, Inc.	(6,191)	(172,048)

The accompanying notes are an integral part of these financial statements.

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Cromwell Long Short Fund

Schedules of Securities Sold Short (Continued)

December 31, 2025

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Warehouse/Industrial - (0.4)%
Americold Realty Trust, Inc.	(18,136)	$(233,229)
Lineage, Inc.	(4,787)	(167,545)
		(400,774)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $747,869)		(572,822)
TOTAL SECURITIES SOLD SHORT - (14.8)% (Proceeds $15,395,187)		$(13,356,448)

Percentages are stated as a percent of net assets.

ADR	:	American Depositary Receipt
NV	:	Naamloze Vennootschap
PLC	:	Public Limited Company

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

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Cromwell Foresight Global Infrastructure Fund

Schedules of Investments

December 31, 2025

	Shares	Value
COMMON STOCKS - 72.0%
Digital Infrastructure - 12.4%
Cellnex Telecom SA(a)	79,494	$2,558,206
Chorus Ltd.	180,930	978,735
Cordiant Digital Infrastructure Ltd.	841,457	1,194,051
Infrastrutture Wireless Italiane SpA(a)	140,063	1,295,343
		6,026,335
Diversified Infrastructure - 11.4%
3i Infrastructure PLC	347,363	1,744,284
Infratil Ltd.	333,204	2,123,644
International Public Partnerships Ltd.	614,937	1,034,097
Sequoia Economic Infrastructure Income Fund Ltd.	609,538	646,873
		5,548,898
Electrical Utilities - 11.3%
Elia Group SA	12,324	1,584,874
Hydro One Ltd.(a)	6,654	265,238
National Grid PLC	149,966	2,295,302
SSE PLC	46,651	1,364,768
		5,510,182
Health Care - 1.4%
Chartwell Retirement Residences	47,284	693,349
Renewable Energy - 23.3%
Boralex, Inc. - Class A	111,126	2,053,490
Brookfield Renewable Partners LP	67,061	1,814,549
Clearway Energy, Inc. - Class C	51,088	1,699,198
Greencoat Renewables PLC	1,137,437	911,058
Greencoat UK Wind PLC	674,770	889,007
Grenergy Renovables SA(b)	10,763	1,084,971
Northland Power, Inc.	104,750	1,364,062
Renewables Infrastructure Group Ltd.	1,652,666	1,528,430
		11,344,765
Transport - 7.5%
Canadian National Railway Co.	9,302	921,209
Canadian Pacific Kansas City Ltd.	13,706	1,010,389
Transurban Group	184,676	1,746,390
		3,677,988
Utilities - 4.7%
Severn Trent PLC	21,878	819,775
Terna - Rete Elettrica Nazionale	137,122	1,457,869
		2,277,644
TOTAL COMMON STOCKS (Cost $34,538,573)		35,079,161

The accompanying notes are an integral part of these financial statements.

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Cromwell Foresight Global Infrastructure Fund

Schedules of Investments (Continued)

December 31, 2025

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 24.7%
Digital Infrastructure - 15.9%
American Tower Corp.	12,501	$2,194,801
Crown Castle, Inc.	15,984	1,420,498
Digital Realty Trust, Inc.	11,105	1,718,055
Equinix, Inc.	3,159	2,420,299
		7,753,653
Diversified Infrastructure - 2.0%
Easterly Government Properties, Inc.	47,019	996,332
Health Care - 6.8%
Healthpeak Properties, Inc.	69,378	1,115,598
Primary Health Properties PLC	576,314	757,297
Ventas, Inc.	18,354	1,420,233
		3,293,128
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,410,372)		12,043,113
TOTAL INVESTMENTS - 96.7% (Cost $46,948,945)		$47,122,274
Other Assets in Excess of Liabilities - 3.3%		1,630,253
TOTAL NET ASSETS - 100%		$48,752,527
Percentages are stated as a percent of net assets.

LP	-	Limited Partnership
PLC	-	Public Limited Company
SA	-	Sociedad Anónima
SpA	-	Societa per Azioni

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $4,118,787 or 8.4% of the Fund’s net assets.
(b)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

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Cromwell Tran Focus Fund

Schedules of Investments

December 31, 2025

	Shares	Value
COMMON STOCKS - 95.2%
Aerospace & Defense - 9.1%
ATI, Inc.(a)	12,804	$1,469,387
BWX Technologies, Inc.	4,437	766,891
		2,236,278
Broadline Retail - 5.7%
Amazon.com, Inc.(a)	6,108	1,409,848
Capital Markets - 2.6%
LPL Financial Holdings, Inc.	1,810	646,478
Chemicals - 3.8%
International Flavors & Fragrances, Inc.	13,762	927,421
Construction Materials - 5.1%
Martin Marietta Materials, Inc.	2,001	1,245,943
Electrical Equipment - 5.6%
GE Vernova, Inc.	1,700	1,111,069
Vertiv Holdings Co. - Class A	1,592	257,920
		1,368,989
Health Care Providers & Services - 2.2%
Tenet Healthcare Corp.(a)	2,670	530,582
Health Care Technology - 3.8%
Veeva Systems, Inc. - Class A(a)	4,200	937,566
Hotels, Restaurants & Leisure - 3.8%
Expedia Group, Inc.	3,283	930,107
Independent Power and Renewable Electricity Producers - 8.3%
Talen Energy Corp.(a)	5,450	2,042,878
Interactive Media & Services - 3.6%
Meta Platforms, Inc. - Class A	1,325	874,619
Life Sciences Tools & Services - 8.5%
Avantor, Inc.(a)	42,800	490,488
Danaher Corp.	7,027	1,608,621
		2,099,109
Personal Care Products - 1.6%
elf Beauty, Inc.(a)	5,300	403,012
Real Estate Management & Development - 2.1%
CoStar Group, Inc.(a)	7,600	511,024

The accompanying notes are an integral part of these financial statements.

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Cromwell Tran Focus Fund

Schedules of Investments (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS - (Continued)
Semiconductors & Semiconductor Equipment - 2.4%
Entegris, Inc.	7,076	$596,153
Software - 17.8%
Fair Isaac Corp.(a)	510	862,216
Intuit, Inc.	1,633	1,081,732
Microsoft Corp.	500	241,810
Palo Alto Networks, Inc.(a)	7,148	1,316,662
Salesforce, Inc.	3,330	882,150
		4,384,570
Textiles, Apparel & Luxury Goods - 1.6%
NIKE, Inc. - Class B	6,000	382,260
Trading Companies & Distributors - 7.6%
Ferguson Enterprises, Inc.	6,075	1,352,477
QXO, Inc.(a)	14,000	270,060
WESCO International, Inc.	1,045	255,649
		1,878,186
TOTAL INVESTMENTS - 95.2% (Cost $16,048,224)		$23,405,023
Other Assets in Excess of Liabilities - 4.8%		1,169,768
TOTAL NET ASSETS - 100%		$24,574,791
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

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Cromwell Greenspring Mid Cap Fund

Schedules of Investments

December 31, 2025

	Shares	Value
COMMON STOCKS - 97.9%
Aerospace & Defense - 1.7%
Cadre Holdings, Inc.	49,001	$2,001,201
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. - Class B	6,445	639,280
Banks - 6.2%
OceanFirst Financial Corp.	30,012	538,716
Primis Financial Corp.	213,985	2,976,531
Shore Bancshares, Inc.	114,056	2,016,510
WSFS Financial Corp.	30,830	1,703,049
		7,234,806
Beverages - 3.1%
Primo Brands Corp.	219,174	3,583,495
Broadline Retail - 0.6%
Amazon.com, Inc.(a)	3,167	731,007
Building Products - 7.6%
Advanced Drainage Systems, Inc.	11,925	1,727,098
Johnson Controls International PLC	59,514	7,126,801
		8,853,899
Chemicals - 3.7%
DuPont de Nemours, Inc.	47,262	1,899,932
Minerals Technologies, Inc.	30,438	1,855,196
The Sherwin-Williams Co.	1,629	527,845
		4,282,973
Commercial Services & Supplies - 8.1%
Republic Services, Inc.	44,639	9,460,343
Construction & Engineering - 15.7%
EMCOR Group, Inc.	17,037	10,423,066
MYR Group, Inc.(a)	36,027	7,871,900
		18,294,966
Consumer Staples Distribution & Retail - 1.6%
US Foods Holding Corp.(a)	24,486	1,844,285
Electric Utilities - 1.2%
NextEra Energy, Inc.	17,728	1,423,204
Electrical Equipment - 7.2%
Emerson Electric Co.	14,105	1,872,015
Nextpower, Inc. - Class A(a)	48,915	4,260,986
nVent Electric PLC	20,000	2,039,400

The accompanying notes are an integral part of these financial statements.

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Cromwell Greenspring Mid Cap Fund

Schedules of Investments (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS - (Continued)
Electrical Equipment - (Continued)
Shoals Technologies Group, Inc. - Class A(a)	34,500	$293,250
		8,465,651
Electronic Equipment, Instruments & Components - 3.1%
Flex Ltd.(a)	59,609	3,601,576
Financial Services - 1.5%
Cannae Holdings, Inc.	69,182	1,088,233
Visa, Inc. - Class A	1,772	621,458
		1,709,691
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	8,155	1,021,740
Medtronic PLC	13,615	1,307,857
STERIS PLC	598	151,605
Zimmer Biomet Holdings, Inc.	20,732	1,864,221
		4,345,423
Hotels, Restaurants & Leisure - 0.8%
Wyndham Hotels & Resorts, Inc.	11,638	879,367
Insurance - 5.4%
Chubb Ltd.	4,232	1,320,892
W.R. Berkley Corp.	71,415	5,007,620
		6,328,512
Interactive Media & Services - 3.6%
Alphabet, Inc. - Class C	7,981	2,504,438
Ziff Davis, Inc.(a)	47,224	1,659,923
		4,164,361
IT Services - 2.5%
Akamai Technologies, Inc.(a)	12,931	1,128,230
Amdocs Ltd.	22,006	1,771,703
		2,899,933
Oil, Gas & Consumable Fuels - 2.6%
EOG Resources, Inc.	25,226	2,648,982
Phillips 66	2,813	362,990
		3,011,972
Personal Care Products - 1.5%
Kenvue, Inc.	105,068	1,812,423

The accompanying notes are an integral part of these financial statements.

17

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Cromwell Greenspring Mid Cap Fund

Schedules of Investments (Continued)

December 31, 2025

	Shares	Value
COMMON STOCKS - (Continued)
Professional Services - 7.4%
Alight, Inc. - Class A	997,694	$1,945,503
KBR, Inc.	167,616	6,738,163
		8,683,666
Semiconductors & Semiconductor Equipment - 1.6%
Qnity Electronics, Inc.	23,631	1,929,471
Software - 2.1%
Blackbaud, Inc.(a)	22,213	1,406,527
Roper Technologies, Inc.	2,474	1,101,252
		2,507,779
Technology Hardware, Storage & Peripherals - 0.8%
Pure Storage, Inc. - Class A(a)	13,289	890,496
Textiles, Apparel & Luxury Goods - 0.9%
Levi Strauss & Co. - Class A	51,240	1,062,718
Trading Companies & Distributors - 1.7%
Rush Enterprises, Inc. - Class A	17,839	962,236
Rush Enterprises, Inc. - Class B	17,328	974,873
		1,937,109
Wireless Telecommunication Services - 1.5%
T-Mobile US, Inc.	8,863	1,799,544
TOTAL COMMON STOCKS (Cost $54,250,265)		114,379,151
REAL ESTATE INVESTMENT TRUSTS - 1.2%
Residential Real Estate Investment Trusts - 1.2%
American Homes 4 Rent - Class A	42,695	1,370,509
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,149,578)		1,370,509
TOTAL INVESTMENTS - 99.1% (Cost $55,399,843)		$115,749,660
Other Assets in Excess of Liabilities - 0.9%		1,097,498
TOTAL NET ASSETS - 100%		$116,847,158
Percentages are stated as a percent of net assets.

PLC	-	Public Limited Company

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

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CROMWELL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

as of December 31, 2025

	Cromwell CenterSquare Real Estate Fund	Cromwell Long Short Fund	Cromwell Foresight Global Infrastructure Fund
ASSETS
Investments in securities, at value*	$87,952,105	$88,752,737	$47,122,274
Foreign currency, at value**	—	—	16,079
Cash & cash equivalents	474,789	14,771,933	1,433,275
Dividends & interest receivable	325,130	243,602	218,473
Receivable for capital shares sold	118,805	6,923	—
Receivable for investment securities sold	43,233	221,444	—
Prepaid expenses & other assets	51,681	36,534	25,019
Total assets	88,965,743	104,033,173	48,815,120
LIABILITIES
Payable for capital shares redeemed	33,565	25,637	—
Securities sold short, at value ***	—	13,356,448	—
Payable for investment securities purchased	258,549	223,409	—
Payable to investment adviser	26,310	75,274	8,060
Payable for fund administration & accounting fees	19,527	19,505	19,505
Payable for compliance fees	2,205	1,949	3,108
Payable for custody fees	26,734	12,634	12,961
Payable for transfer agent fees & expenses	5,620	62,593	1,674
Accrued distribution and/or shareholder service fees	33,211	9,028	—
Payable for trustee fees	8,112	7,526	5,366
Dividends & interest on short positions	—	15,344	—
Payable for audit fees	3,100	3,100	3,100
Other accrued expenses & liabilities	12,788	34,397	8,819
Total Liabilities	429,721	13,846,844	62,593
NET ASSETS	$88,536,022	$90,186,329	$48,752,527
Net Assets Consist of:
Paid-in Capital	$75,100,952	$395,650,162	$53,606,998
Total distributable earnings/(accumulated deficit)	13,435,070	(305,463,833)	(4,854,471)
Net Assets	$88,536,022	$90,186,329	$48,752,527
Investor Class:
Net Assets	$47,829,419	$42,102,118	—
Shares issued and outstanding(1)	4,223,573	1,589,323	—
Net asset value (offering and redemption price per share)	$11.32	$26.49	—
Institutional Class:
Net Assets	$40,706,603	$48,084,211	$48,752,527
Shares issued and outstanding(1)	3,594,721	1,775,232	2,707,294
Net asset value (offering and redemption price per share)	$11.32	$27.09	$18.01
*Cost of securities	70,340,591	71,987,653	46,948,945
** Cost of foreign currency	—	—	16,120
***Proceeds received on securities sold short	—	15,395,187	—

(1)	Unlimited number of shares authorized with no par value.

The accompanying notes are an integral part of these financial statements.

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CROMWELL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

as of December 31, 2025

	Cromwell Tran Focus Fund	Cromwell Greenspring Mid Cap Fund
ASSETS
Investments in securities, at value*	$23,405,023	$115,749,660
Cash & cash equivalents	1,187,844	1,180,401
Due from investment adviser	1,538	—
Dividends & interest receivable	11,180	86,768
Receivable for capital shares sold	198	5
Prepaid expenses & other assets	32,065	23,209
Total assets	24,637,848	117,040,043
LIABILITIES
Payable for capital shares redeemed	—	30,068
Payable to investment adviser	—	75,248
Payable for fund administration & accounting fees	19,505	20,728
Payable for compliance fees	3,934	1,762
Payable for custody fees	6,332	13,096
Payable for transfer agent fees & expenses	15,211	23,637
Accrued distribution and/or shareholder service fees	2,706	—
Payable for trustee fees	4,705	9,336
Payable for audit fees	3,100	3,100
Other accrued expenses & liabilities	7,564	15,910
Total Liabilities	63,057	192,885
NET ASSETS	$24,574,791	$116,847,158
Net Assets Consist of:
Paid-in Capital	$14,503,245	$56,023,831
Total distributable earnings/(accumulated deficit)	10,071,546	60,823,327
Net Assets	$24,574,791	$116,847,158
Investor Class:
Net Assets	$12,606,552	—
Shares issued and outstanding(1)	1,917,558	—
Net asset value (offering and redemption price per share)	$6.57	—
Institutional Class:
Net Assets	$11,968,239	$116,847,158
Shares issued and outstanding(1)	1,607,651	4,776,276
Net asset value (offering and redemption price per share)	$7.44	$24.46
*Cost of securities	16,048,224	55,399,843

(1)	Unlimited number of shares authorized with no par value.

The accompanying notes are an integral part of these financial statements.

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CROMWELL FUNDS

STATEMENTS OF OPERATIONS

For the year ended December 31, 2025

	Cromwell CenterSquare Real Estate Fund	Cromwell Long Short Fund	Cromwell Foresight Global Infrastructure Fund
INVESTMENT INCOME:
Dividend income	$2,958,139	$957,009	$2,046,177
Less: Foreign taxes withheld (See Note 2)	—	(1,796)	(163,763)
Interest income	15,781	169,135	53,191
Broker interest income	—	356,812	—
Total investment income	2,973,920	1,481,160	1,935,605
EXPENSES:
Investment advisory fees (See Note 4)	569,663	1,244,229	405,557
Dividend expense on short position	—	185,769	—
Transfer agent fees & expenses (See Note 4)	60,972	244,181	24,245
Fund administration & accounting fees (See Note 4)	51,065	50,845	46,303
Federal & state registration fees	17,488	20,551	14,507
Trustee fees	45,667	42,355	24,498
Audit fees	15,400	15,400	18,100
Custody fees (See Note 4)	38,260	18,560	18,926
Other expenses	15,705	14,652	4,716
Legal fees	56,609	76,781	28,656
Postage & printing fees	22,056	21,572	9,604
Compliance fees (See Note 4)	26,274	24,238	15,033
Distribution and/or shareholder service fees(1) (See Note 5)
Investor Class	100,446	102,827	—
Institutional Class	62,609	—	—
Total Expenses Before Reimbursement	1,082,214	2,061,960	610,145
Reimbursement from adviser (See Note 4)	(69,831)	(303,793)	(109,163)
Total Net Expenses	1,012,383	1,758,167	500,982
Net investment income (loss)	1,961,537	(277,007)	1,434,623
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	1,419,387	2,848,690	(1,242,112)
Securities sold short	—	(1,409,629)	—
Foreign currency transactions	—	445	7,496
	1,419,387	1,439,506	(1,234,616)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,934,977)	11,087,312	5,338,721
Securities sold short	—	1,881,402	—
Foreign currency translations	—	20,236	3,831
	(1,934,977)	12,988,950	5,342,552
Net realized and unrealized gain (loss)	(515,590)	14,428,456	4,107,936
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,445,947	$14,151,449	$5,542,559

(1)	Distribution fees are not applicable for Cromwell CenterSquare Real Estate Fund.

The accompanying notes are an integral part of these financial statements.

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CROMWELL FUNDS

STATEMENTS OF OPERATIONS (Continued)

For the year ended December 31, 2025

	Cromwell Tran Focus Fund	Cromwell Greenspring Mid Cap Fund
INVESTMENT INCOME:
Dividend income	$140,380	$1,647,347
Less: Foreign taxes withheld (See Note 2)	(1,041)	(15,546)
Interest income	23,904	122,832
Total investment income	163,243	1,754,633
EXPENSES:
Investment advisory fees (See Note 4)	233,073	906,972
Transfer agent fees & expenses (See Note 4)	86,789	161,452
Fund administration & accounting fees (See Note 4)	48,978	55,899
Federal & state registration fees	24,483	12,428
Trustee fees	15,412	56,811
Audit fees	15,400	15,100
Custody fees (See Note 4)	9,241	19,935
Other expenses	4,013	15,763
Legal fees	16,414	69,631
Postage & printing fees	6,192	22,487
Compliance fees (See Note 4)	10,783	32,254
Distribution and/or shareholder service fees (See Note 5)
Investor Class	35,167	—
Total Expenses Before Reimbursement	505,945	1,368,732
Reimbursement from adviser (See Note 4)	(169,155)	—
Total Net Expenses	336,790	1,368,732
Net investment income (loss)	(173,547)	385,901
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	4,914,160	8,423,227
Net change in unrealized appreciation (depreciation) on:
Investments	(2,727,526)	(1,548,056)
Net realized and unrealized gain (loss)	2,186,634	6,875,171
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,013,087	$7,261,072

The accompanying notes are an integral part of these financial statements.

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CROMWELL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Cromwell CenterSquare Real Estate Fund
	For the Year Ended December 31,
	2025	2024
OPERATIONS:
Net investment income (loss)	$1,961,537	$2,226,272
Net realized gain (loss) on investments	1,419,387	3,117,353
Net realized gain (loss) on long term capital gain distributions	—	304,683
Net change in unrealized appreciation (depreciation) on investments	(1,934,977)	2,889,925
Net increase (decrease) in net assets resulting from operations	1,445,947	8,538,233
CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	7,476,469	4,087,114
Proceeds from reinvestment of distributions	1,052,652	1,250,958
Payments for shares redeemed	(12,084,770)	(15,657,914)
Increase (decrease) in net assets resulting from Investor Class transactions	(3,555,649)	(10,319,842)
Institutional Class:
Proceeds from shares sold	2,703,463	9,188,246
Proceeds from reinvestment of distributions	976,423	1,501,866
Payments for shares redeemed	(10,787,641)	(32,577,832)
Increase (decrease) in net assets resulting from Institutional Class transactions	(7,107,755)	(21,887,720)
Net increase (decrease) in net assets resulting from capital share transactions	(10,663,404)	(32,207,562)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class:
From distributable earnings	(1,026,291)	(1,100,443)
Return of capital	(47,892)	(179,719)
Institutional Class:
From distributable earnings	(935,246)	(1,293,494)
Return of capital	(43,644)	(211,248)
Total distributions to shareholders	(2,053,073)	(2,784,904)
Total increase (decrease) in net assets	(11,270,530)	(26,454,233)
NET ASSETS:
Beginning of period	99,806,552	126,260,785
End of period	$88,536,022	$99,806,552

The accompanying notes are an integral part of these financial statements.

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CROMWELL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Cromwell Long Short Fund
	For the Year Ended December 31,
	2025	2024
OPERATIONS:
Net investment income (loss)	$(277,007)	$803,189
Net realized gain (loss) on:
Investments	2,848,690	48,102,581
Securities sold short	(1,409,629)	(13,790,275)
Foreign currency transactions	445	(59,296)
Net change in unrealized appreciation (depreciation) on:
Investments	11,087,312	(37,714,221)
Securities sold short	1,881,402	9,055,159
Foreign currency translations	20,236	(10,095)
Net increase (decrease) in net assets resulting from operations	14,151,449	6,387,042
CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	121,965	144,468
Proceeds from reinvestment of distributions	9,477	352,312
Payments for shares redeemed	(6,566,253)	(10,706,427)
Increase (decrease) in net assets resulting from Investor Class transactions	(6,434,811)	(10,209,647)
Institutional Class:
Proceeds from shares sold	1,373,786	3,076,637
Proceeds from reinvestment of distributions	11,388	563,061
Payments for shares redeemed	(10,269,787)	(44,249,820)
Increase (decrease) in net assets resulting from Institutional Class transactions	(8,884,613)	(40,610,122)
Net increase (decrease) in net assets resulting from capital share transactions	(15,319,424)	(50,819,769)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class:
From distributable earnings	(10,674)	(395,994)
Institutional Class:
From distributable earnings	(11,915)	(586,292)
Total distributions to shareholders	(22,589)	(982,286)
Total increase (decrease) in net assets	(1,190,564)	(45,415,013)
NET ASSETS:
Beginning of period	91,376,893	136,791,906
End of period	$90,186,329	$91,376,893

The accompanying notes are an integral part of these financial statements.

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CROMWELL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Cromwell Foresight Global Infrastructure Fund
	For the Year Ended December 31,
	2025	2024
OPERATIONS:
Net investment income (loss)	$1,434,623	$1,195,927
Net realized gain (loss) on:
Investments	(1,242,112)	(898,433)
Foreign currency transactions	7,496	(26,930)
Net change in unrealized appreciation (depreciation) on:
Investments	5,338,721	(2,774,746)
Foreign currency translations	3,831	(44,973)
Net increase (decrease) in net assets resulting from operations	5,542,559	(2,549,155)
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	63,987	1,179,023
Proceeds from reinvestment of distributions	1,371,731	1,018,321
Payments for shares redeemed	(164,963)	(1,186)
Net increase (decrease) in net assets resulting from capital share transactions	1,270,755	2,196,158
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class:
From distributable earnings	(1,951,038)	(1,406,804)
Return of capital	—	(40,400)
Total distributions to shareholders	(1,951,038)	(1,447,204)
Total increase (decrease) in net assets	4,862,276	(1,800,201)
NET ASSETS:
Beginning of period	43,890,251	45,690,452
End of period	$48,752,527	$43,890,251

The accompanying notes are an integral part of these financial statements.

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CROMWELL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Cromwell Tran Focus Fund
	For the Year Ended December 31,
	2025	2024
OPERATIONS:
Net investment income (loss)	$(173,547)	$(125,491)
Net realized gain (loss) on investments	4,914,160	2,586,923
Net change in unrealized appreciation (depreciation) on investments	(2,727,526)	2,162,809
Net increase (decrease) in net assets resulting from operations	2,013,087	4,624,241
CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	53,700	1,028,217
Proceeds from reinvestment of distributions	1,414,762	18,135
Payments for shares redeemed	(4,071,266)	(4,795,792)
Increase (decrease) in net assets resulting from Investor Class transactions	(2,602,804)	(3,749,440)
Institutional Class:
Proceeds from shares sold	376,458	924,718
Proceeds from reinvestment of distributions	1,365,974	16,668
Payments for shares redeemed	(3,247,718)	(3,509,918)
Increase (decrease) in net assets resulting from Institutional Class transactions	(1,505,286)	(2,568,532)
Net increase (decrease) in net assets resulting from capital share transactions	(4,108,090)	(6,317,972)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class:
From distributable earnings	(1,604,933)	(22,927)
Institutional Class:
From distributable earnings	(1,409,202)	(17,272)
Total distributions to shareholders	(3,014,135)	(40,199)
Total increase (decrease) in net assets	(5,109,138)	(1,733,930)
NET ASSETS:
Beginning of period	29,683,929	31,417,859
End of period	$24,574,791	$29,683,929

The accompanying notes are an integral part of these financial statements.

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CROMWELL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Cromwell Greenspring Mid Cap Fund
	For the Year Ended December 31,
	2025	2024
OPERATIONS:
Net investment income (loss)	$385,901	$586,888
Net realized gain (loss) on investments	8,423,227	9,579,236
Net change in unrealized appreciation (depreciation) on investments	(1,548,056)	8,362,729
Net increase (decrease) in net assets resulting from operations	7,261,072	18,528,853
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	3,601,627	2,308,205
Proceeds from reinvestment of distributions	9,731,382	8,096,154
Payments for shares redeemed	(17,764,193)	(15,669,437)
Net increase (decrease) in net assets resulting from capital share transactions	(4,431,184)	(5,265,078)
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class:
From distributable earnings	(10,310,501)	(8,434,953)
Total distributions to shareholders	(10,310,501)	(8,434,953)
Total increase (decrease) in net assets	(7,480,613)	4,828,822
NET ASSETS:
Beginning of period	124,327,771	119,498,949
End of period	$116,847,158	$124,327,771

The accompanying notes are an integral part of these financial statements.

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CROMWELL CENTERSQUARE REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the periods

INVESTOR CLASS(1)

	Year Ended December 31,
	2025		2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$11.39		$10.89	$9.97	$14.06	$10.51
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.23		0.21	0.22	0.17	0.10
Net realized and unrealized gain (loss) on investments	(0.06)		0.56	0.91	(3.63)	4.00
Total from investment operations	0.17		0.77	1.13	(3.46)	4.10
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)		(0.23)	(0.21)	(0.17)	(0.21)
Net realized gains	—		—	—	(0.46)	(0.34)
Return of capital	(0.00	)(3)	(0.04)	—	—	—
Total distributions	(0.24)		(0.27)	(0.21)	(0.63)	(0.55)
Net asset value, end of period	$11.32		$11.39	$10.89	$9.97	$14.06
Total return(4)	1.53%		7.19%	11.70%	(24.72)%	39.45%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$47,829		$51,753	$59,869	$69,987	$104,438
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(5)	1.17%		1.09%	1.12%	1.11%	1.12%
After expense reimbursement/recoupment(6)	1.11%		1.09%	1.12%	1.12%	1.12	%(7)
Ratio of expenses excluding interest and tax expenses to average net assets:
Before expense reimbursement/recoupment	1.17%		1.08%	1.12%	1.11%	1.12%
After expense reimbursement/recoupment	1.11%		1.08%	1.12%	1.12%	1.12%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment	2.03%		1.92%	2.15%	1.46%	0.84%
Portfolio turnover rate	31%		35%	47%	57%	68%

(1)	Prior to March 7, 2022, the Investor Class was known as Class N.
(2)	Calculated using the average shares outstanding method.
(3)	Amount is greater than $(0.005) per share.
(4)

Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. If the Adviser had not waived fees/reimbursed expenses, the total return would have been lower.

(5)	Includes reduction from broker recapture amounting to less than 0.01% for the fiscal year ended December 31, 2021.
(6)

After the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

(7)	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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CROMWELL CENTERSQUARE REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the periods

INSTITUTIONAL CLASS(1)

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$11.38	$10.89	$9.96	$14.05	$10.51
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.24	0.22	0.24	0.19	0.12
Net realized and unrealized gain (loss) on investments	(0.05)	0.55	0.91	(3.63)	3.98
Total from investment operations	0.19	0.77	1.15	(3.44)	4.10
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.24)	(0.22)	(0.19)	(0.22)
Net realized gains	—	—	—	(0.46)	(0.34)
Return of capital	(0.01)	(0.04)	—	—	—
Total distributions	(0.25)	(0.28)	(0.22)	(0.65)	(0.56)
Net asset value, end of period	$11.32	$11.38	$10.89	$9.96	$14.05
Total return(3)	1.68%	7.20%	11.71%	(24.65)%	39.53%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$40,707	$48,054	$66,391	$63,915	$102,347
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(4)	1.11%	1.02%	1.03%	0.99%	1.00%
After expense reimbursement/recoupment(5)	1.01%	1.03%	1.02%	1.00%	1.00	%(6)
Ratio of expenses excluding interest and tax expenses to average net assets:
Before expense reimbursement/recoupment	1.11%	1.01%	1.03%	0.99%	1.00%
After expense reimbursement/recoupment	1.01%	1.02%	1.02%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment	2.11%	1.96%	2.36%	1.56%	0.96%
Portfolio turnover rate	31%	35%	47%	57%	68%

(1)	Prior to March 7, 2022, the Institutional Class was known as Class I.
(2)	Calculated using the average shares outstanding method.
(3)

Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. If the Adviser had not waived fees/reimbursed expenses, the total return would have been lower.

(4)	Includes reduction from broker recapture amounting to less than 0.01% for the fiscal year ended December 31, 2021.
(5)

After the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses.

(6)	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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CROMWELL LONG SHORT FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the periods

INVESTOR CLASS(1)

	Year Ended December 31,
	2025		2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$22.61		$21.59	$22.13	$21.62	$19.96
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.11)		0.12	0.41	0.11	(0.02)
Net realized and unrealized gain (loss) on investments	4.00		1.11	(0.48)	0.50	1.68
Total from investment operations	3.89		1.23	(0.07)	0.61	1.66
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.21)	(0.47)	(0.10)	—
Total distributions	(0.01)		(0.21)	(0.47)	(0.10)	—
Net asset value, end of period	$26.49		$22.61	$21.59	$22.13	$21.62
Total return(3)	17.19	%(4)	5.71%	(0.34)%	2.81%	8.32%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$42,102		$42,055	$50,106	$46,575	$47,709
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	2.46%		2.49%	2.60%	2.44%	2.58%
After expense reimbursement/recoupment	2.11%		2.11%	2.38%	2.25%	2.36%
Ratio of expenses excluding interest and tax expenses to average net assets:
Before expense reimbursement/recoupment	2.24%		2.18%	2.02%	1.99%	2.02%
After expense reimbursement/recoupment	1.90%		1.80%	1.80%	1.80%	1.80%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment(5)	(0.45)%		0.52%	1.89%	0.51%	(0.08)%
Portfolio turnover rate(6)	18%		108%	30%	40%	26%

(1)	Prior to March 14, 2022, the Investor Class was known as Class A.
(2)	Calculated using the average shares outstanding method.
(3)

Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. If the Adviser had not waived fees/reimbursed expenses, the total return would have been lower.

(4)

Total return includes adjustments in accordance with U.S. GAAP and consequently, the net asset values for financial reporting purposes, and the total returns based upon those net asset values, may differ from the net asset values and total returns for shareholder transactions.

(5)	The net investment income (loss) ratios include dividend and interest expense on short positions.
(6)	Consists of long-term investments only; excludes securities sold short and derivative instruments.

The accompanying notes are an integral part of these financial statements.

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CROMWELL LONG SHORT FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the periods

INSTITUTIONAL CLASS(1)

	Year Ended December 31,
	2025		2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$23.06		$22.02	$22.56	$22.03	$20.29
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.05)		0.20	0.48	0.18	0.03
Net realized and unrealized gain (loss) on investments	4.09		1.12	(0.50)	0.50	1.71
Total from investment operations	4.04		1.32	(0.02)	0.68	1.74
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.28)	(0.52)	(0.15)	—
Total distributions	(0.01)		(0.28)	(0.52)	(0.15)	—
Net asset value, end of period	$27.09		$23.06	$22.02	$22.56	$22.03
Total return(3)	17.51	%(4)	5.97%	(0.10)%	3.10%	8.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$48,084		$49,322	$86,686	$101,115	$90,440
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	2.20%		2.24%	2.35%	2.19%	2.33%
After expense reimbursement/recoupment	1.86%		1.88%	2.13%	2.00%	2.11%
Ratio of expenses excluding interest and tax expenses to average net assets:
Before expense reimbursement/recoupment	1.99%		1.91%	1.77%	1.74%	1.78%
After expense reimbursement/recoupment	1.65%		1.55%	1.55%	1.55%	1.56%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment(5)	(0.19)%		0.87%	2.14%	0.81%	0.13%
Portfolio turnover rate(6)	18%		108%	30%	40%	26%

(1)	Prior to March 14, 2022, the Institutional Class was known as Class I.
(2)	Calculated using the average shares outstanding method.
(3)

Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. If the Adviser had not waived fees/reimbursed expenses, the total return would have been lower.

(4)

Total return includes adjustments in accordance with U.S. GAAP and consequently, the net asset values for financial reporting purposes, and the total returns based upon those net asset values, may differ from the net asset values and total returns for shareholder transactions.

(5)	The net investment income (loss) ratios include dividend and interest expense on short positions.
(6)	Consists of long-term investments only; excludes securities sold short and derivative instruments.

The accompanying notes are an integral part of these financial statements.

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CROMWELL FORESIGHT GLOBAL INFRASTRUCTURE FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the periods

INSTITUTIONAL CLASS

	Year Ended December 31,		Period Ended December 31,
	2025	2024	2023(1)
PER SHARE DATA:
Net asset value, beginning of period	$16.64	$18.21	$20.00
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.54	0.47	0.44
Net realized and unrealized gain (loss) on investments	1.57	(1.48)	(1.77)
Total from investment operations	2.11	(1.01)	(1.33)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.74)	(0.54)	(0.46)
Return of capital	—	(0.02)	—
Total distributions	(0.74)	(0.56)	(0.46)
Net asset value, end of period	$18.01	$16.64	$18.21
Total return(3)(4)	12.67%	(5.55)%	(6.65)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$48,753	$43,890	$45,690
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(5)	1.28%	1.29%	1.37%
After expense reimbursement/recoupment(5)	1.05%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment(5)	3.01%	2.63%	2.66%
Portfolio turnover rate(3)	36%	24%	20%

(1)	Since commencement of operations on January 31, 2023.
(2)	Calculated using the average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)

Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. If the Adviser had not waived fees/reimbursed expenses, the total return would have been lower.

(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

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CROMWELL TRAN FOCUS FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the periods

INVESTOR CLASS(1)

	Year Ended December 31,		Period Ended December 31,	Year Ended April 30,
	2025	2024	2023(2)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$6.96	$6.06	$4.95	$6.51	$9.39	$6.74
INVESTMENT OPERATIONS:
Net investment income (loss)(3)	(0.05)	(0.03)	(0.01)	(0.02)	(0.07)	(0.04)
Net realized and unrealized gain (loss) on investments	0.58	0.94	1.12	(0.94)	(0.92)	3.85
Total from investment operations	0.53	0.91	1.11	(0.96)	(0.99)	3.81
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	—	(1.89)	(1.16)
Net realized gains	(0.92)	(0.01)	—	(0.60)	—	—
Return of capital	—	—	—	0.00 (4)	—	—
Total distributions	(0.92)	(0.01)	—	(0.60)	(1.89)	(1.16)
Net asset value, end of period	$6.57	$6.96	$6.06	$4.95	$6.51	$9.39
Total return(5)(6)	7.33%	15.00%	22.42%	(14.76)%	(15.09)%	60.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$12,607	$15,789	$17,028	$16,855	$21,825	$33,768
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(7)	1.97%	1.88%	1.87%	1.96%	1.78%	1.82%
After expense reimbursement/recoupment(7)	1.35%	1.18%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment(7)	(0.75)%	(0.50)%	(0.40)%	(0.45)%	(0.84)%	(0.56)%
Portfolio turnover rate(5)	69%	37%	49%	49%	38%	66%

(1)	Prior to August 8, 2022, the Investor Class was known as Class A.
(2)	For the period May 1, 2023 through December 31, 2023. On November 1, 2023 the Tran Focus Fund changed its fiscal year end from April 30 to December 31.
(3)	Calculated using the average shares outstanding method.
(4)	Amount is less than $0.005 per share.
(5)	Not annualized for periods less than one year.
(6)

Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. If the Adviser had not waived fees/reimbursed expenses, the total return would have been lower. Total return does not reflect the impact of the maximum front—end sales load of 5.00% in effect prior to August 8, 2022. If reflected, the return would be lower.

(7)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

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CROMWELL TRAN FOCUS FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the periods

INSTITUTIONAL CLASS(1)

	Year Ended December 31,		Period Ended December 31,	Year Ended April 30,
	2025	2024	2023(2)	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$7.76	$6.73	$5.49	$7.13	$10.09	$7.16
INVESTMENT OPERATIONS:
Net investment income (loss)(3)	(0.04)	(0.02)	(0.01)	(0.01)	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments	0.64	1.06	1.25	(1.03)	(1.01)	4.12
Total from investment operations	0.60	1.04	1.24	(1.04)	(1.07)	4.09
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	—	(1.89)	(1.16)
Net realized gains	(0.92)	(0.01)	—	(0.60)	—	—
Return of capital	—	—	—	0.00 (4)	—	—
Total distributions	(0.92)	(0.01)	—	(0.60)	(1.89)	(1.16)
Net asset value, end of period	$7.44	$7.76	$6.73	$5.49	$7.13	$10.09
Total return(5)(6)	7.48%	15.44%	22.59%	(14.59)%	(14.80)%	60.55%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$11,968	$13,895	$14,390	$17,248	$26,178	$28,590
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(7)	1.72%	1.63%	1.62%	1.71%	1.54%	1.58%
After expense reimbursement/recoupment(7)	1.10%	0.93%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment(7)	(0.51)%	(0.25)%	(0.14)%	(0.20)%	(0.59)%	(0.31)%
Portfolio turnover rate(5)	69%	37%	42%	49%	38%	66%

(1)	Prior to August 8, 2022, the Institutional Class was known as Class I.
(2)	For the period May 1, 2023 through December 31, 2023. On November 1, 2023 the Tran Focus Fund changed its fiscal year end from April 30 to December 31.
(3)	Calculated using the average shares outstanding method.
(4)	Amount is less than $0.005 per share.
(5)	Not annualized for periods less than one year.
(6)

Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. If the Adviser had not waived fees/reimbursed expenses, the total return would have been lower.

(7)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

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CROMWELL GREENSPRING MID CAP FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the periods

INSTITUTIONAL CLASS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$25.18	$23.16	$22.19	$26.27	$22.36
INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.08	0.12	0.19	0.26	0.10
Net realized and unrealized gain (loss) on investments	1.50	3.70	2.36	(2.55)	5.83
Total from investment operations	1.58	3.82	2.55	(2.29)	5.93
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.11)	(0.21)	(0.28)	(0.11)
Net realized gains	(2.18)	(1.69)	(1.37)	(1.51)	(1.91)
Total distributions	(2.30)	(1.80)	(1.58)	(1.79)	(2.02)
Net asset value, end of period	$24.46	$25.18	$23.16	$22.19	$26.27
Total return(2)	6.18%	16.08%	11.95%	(8.67)%	26.83%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$116,847	$124,328	$119,499	$135,900	$172,800
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.13%	1.04%	1.14%	1.09%	1.07%
After expense reimbursement/recoupment	1.13%	1.04%	1.14%	1.09%	1.07%
Ratio of net investment income (loss) to average net assets:
After expense reimbursement/recoupment	0.32%	0.47%	0.86%	1.06%	0.40%
Portfolio turnover rate	6%	11%	18%	11%	29%

(1)	Calculated using the average shares outstanding method.
(2)

Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

The accompanying notes are an integral part of these financial statements.

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CROMWELL FUNDS

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2025

1.	ORGANIZATION

Total Fund Solution (the “Trust”) was organized as a Delaware statutory trust on July 29, 2021. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Cromwell CenterSquare Real Estate Fund (“CenterSquare Real Estate Fund”), Cromwell Long Short Fund (“Long Short Fund”) (formerly Cromwell Marketfield L/S Fund), Cromwell Foresight Global Infrastructure Fund (“Foresight Global Infrastructure Fund”) (formerly Cromwell Foresight Global Sustainable Infrastructure Fund), Cromwell Tran Focus Fund (“Tran Focus Fund”) (formerly Cromwell Tran Sustainable Focus Fund), and Cromwell Greenspring Mid Cap Fund (“Greenspring Mid Cap Fund”) (each a “Fund” and collectively, the “Funds”) are investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The CenterSquare Real Estate Fund is a non-diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to achieve a combination of income and long-term capital appreciation. The Fund offers two different share classes – Investor Class (previously known as Class N, prior to March 7, 2022), which commenced operations on December 31, 1997, and Institutional Class (previously known as Class I, prior to March 7, 2022), which commenced operations on February 24, 2017. On February 28, 2023, the Fund converted Class Z shares into Institutional Class shares and closed the Class Z shares of the Fund. Each class of shares has identical rights and privileges except with respect to shareholder servicing fees, and voting rights on matters affecting a single share class. Institutional Class shares are subject to a maximum 0.15% shareholder servicing fee. Investor Class shares are subject to a maximum 0.25% shareholder servicing fee. The Fund may issue an unlimited number of shares of beneficial interest with no par value.

The Long Short Fund is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is capital appreciation. The Fund offers two different share classes – Investor Class (previously known as Class A, prior to March 14, 2022), which commenced operations on October 5, 2012, and Institutional Class (previously known as Class I, prior to March 14, 2022), which commenced operations on July 31, 2007. On November 17, 2023, the Fund converted Class C shares into Investor Class shares and closed the Class C shares of the Fund. Each class of shares has identical rights and privileges except with respect to Rule 12b-1 and shareholder servicing fees, and voting rights on matters affecting a single share class. Investor Class shares are subject to a maximum 0.25% Rule 12b-1 distribution and shareholder servicing fee. The Fund may issue an unlimited number of shares of beneficial interest with no par value.

The Foresight Global Infrastructure Fund is a non-diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to achieve capital appreciation. The Fund offers two different share classes – Investor Class, which has yet to commence operations and Institutional Class, which commenced operations on January 31, 2023. Each class of shares has identical rights and privileges except with respect to Rule 12b-1 and shareholder servicing fees, and voting rights on matters affecting a single share class. Investor Class shares are subject to a maximum 0.25% Rule 12b-1 distribution and shareholder servicing fee. The Fund may issue an unlimited number of shares of beneficial interest with no par value.

The Tran Focus Fund is a non-diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to achieve principal preservation and long-term capital appreciation. The Fund offers two different share classes – Investor Class (previously known as Class A, prior to August 8, 2022) and Institutional Class (previously known as Class I, prior to August 8, 2022), each of which commenced operations on September 6, 2007. Each class of shares has identical rights and privileges except with respect to Rule 12b-1 and shareholder servicing fees, and voting rights on matters affecting a single share class. Investor Class shares are subject to a 0.25% 12b-1 fee. The Fund may issue an unlimited number of shares of beneficial interest with no par value.

The Greenspring Mid Cap Fund is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Fund offers two different share classes – Investor Class, which has yet to commence operations and Institutional Class, which commenced operations on July 1, 1983. Each class of shares has identical rights and privileges except with respect to Rule 12b-1 and shareholder servicing fees, and voting rights on matters affecting a single share class. Investor Class shares are subject to a 0.25% 12b-1 fee. The Fund may issue an unlimited number of shares of beneficial interest with no par value.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

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CROMWELL FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

December 31, 2025

Federal Income Taxes – The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the year ended December 31, 2025, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year ended December 31, 2025, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. As of and during the year ended December 31, 2025, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended December 31, 2021.

Security Transactions, Investment Income and Distributions – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Funds distribute substantially all net investment income and net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

Distributions received from investments in real estate investment trusts (“REITs”) are comprised of ordinary income, capital gains and return of capital. For financial statement purposes, estimates are used to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised and reflected on the Form 1099 received by shareholders based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end. The distributions received from REITs that have been classified as income and capital gains are included in dividend income and net realized gain (loss) on investments, respectively, on the Statements of Operations. The distributions received that are classified as return of capital reduce the cost of investments on the Statements of Assets and Liabilities.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

Short Sales – A short sale is the sale by a Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, a Fund will realize a loss. The risk on a short sale is unlimited because a Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. A Fund would also incur increased transaction costs associated with selling securities short. In addition, a Fund segregates liquid securities at least equal to the fair value of the securities sold short (not including the proceeds from the short sales). Cash deposits by a Fund are presented as deposits at broker on the Statements of Assets and Liabilities and may exceed federally insured limits.

Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminated the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Long Short Fund has adopted a Full Derivatives Fund Program and the Adviser has nominated a Derivatives Risk Manager.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder servicing fees are expensed at an annual rate up to 0.15% of Institutional Class shares and 0.25% of Investor Class shares for the CenterSquare Real Estate Fund and 12b-1 fees are expensed at annual rate of 0.25% of Investor Class shares of the Long Short Fund and the Tran Focus Fund (See Note 5). Trust expenses are typically allocated evenly among the Funds of the Trust, or by other equitable means.

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CROMWELL FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

December 31, 2025

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncement – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by members of the Adviser’s Executive Team, using the information presented in the financial statements and financial highlights.

Income Taxes – In December 2023, FASB issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740) (ASU 2023-09) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. For the year ended December 31, 2025, Management has evaluated foreign income taxes paid and concluded the impact is immaterial.

Cash Concentration – The Funds may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (the ‘‘FDIC’’) up to $250,000. The Funds credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Funds maintains balance at financial institutions which, at times, may exceed federally insured limits.

3.	SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2	–	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	–	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. Each Fund’s investments are carried at fair value.

Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

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CROMWELL FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

December 31, 2025

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Funds will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time the NAV is calculated.

U.S. Government & Agency Securities – U.S. government & agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government and agency securities are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Derivative Instruments – Listed derivatives, including rights and warrants that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Exchange traded options that are valued at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded are categorized in Level 2 of the fair value hierarchy.

There were no derivative instruments within the Statements of Assets and Liabilities as of December 31, 2025.

Short-Term Vehicles – Investments in other mutual funds, including money market funds, are valued at their NAV per share. Deposit accounts are valued at acquisition cost, which approximates fair value. To the extent money market funds are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued at fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following tables are a summary of the inputs used to value each Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3		Total
CenterSquare Real Estate Fund
Real Estate Investment Trusts	$87,952,105	$—	$—		$87,952,105
Total Investments in Securities	$87,952,105	$—	$—		$87,952,105
Long Short Fund
Assets:
Common Stocks	$88,752,737	$—	$—	(1)	$88,752,737
Exchange-Traded Funds	—	—	—	(1)	—
Total Investments in Securities	$88,752,737	$—	$—		$88,752,737
Liabilities:
Securities Sold Short
Common Stocks	$12,783,626	$—	$—		$12,783,626
Real Estate Investment Trusts	572,822	—	—		572,822
Total Liabilities:	$13,356,448	$—	$—		$13,356,448
Foresight Global Infrastructure Fund
Common Stocks	$11,926,593	$23,152,568	$—		$35,079,161
Real Estate Investment Trusts	11,285,816	757,297	—		12,043,113
Total Investments in Securities	$23,212,409	$23,909,865	$—		$47,122,274

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CROMWELL FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

December 31, 2025

	Level 1	Level 2	Level 3	Total
Tran Focus Fund
Common Stocks	$23,405,023	$—	$—	$23,405,023
Total Investments in Securities	$23,405,023	$—	$—	$23,405,023
Greenspring Mid Cap Fund
Common Stocks	$114,379,151	$—	$—	$114,379,151
Real Estate Investment Trusts	1,370,509	—	—	1,370,509
Total Investments in Securities	$115,749,660	$—	$—	$115,749,660

(1)	For the year ended December 31, 2025, all Level 3 securities held by the Long Short Fund were valued at $0.

The Level 3 investments as of December 31, 2025, represented 0.00% of the Long Short Fund’s net assets. Refer to the Schedules of Investments for further information on the classification of investments.

4.	INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Cromwell Investment Advisors, LLC (the “Adviser”) to furnish investment advisory services to the Funds. For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Fund
CenterSquare Real Estate Fund	0.60%
Long Short Fund	1.40%
Foresight Global Infrastructure Fund	0.85%
Tran Focus Fund	0.85%
Greenspring Mid Cap Fund	0.75%

The Adviser has engaged CenterSquare Investment Management LLC (“CenterSquare”) as the sub-adviser of the CenterSquare Real Estate Fund, Mutual of America Capital Management, LLC (“MoA”) as the sub-adviser of the Long Short Fund, Foresight Group LLP (“Foresight”) as the sub-adviser of the Foresight Global Infrastructure Fund, Tran Capital Management (“Tran”) as the sub-adviser of the Tran Focus Fund, and Corbyn Investment Management, Inc. (“Corbyn”) as the sub-adviser of the Greenspring Mid Cap Fund and Tran Focus Fund. Subject to the supervision of the Adviser, each Sub-Adviser is primarily responsible for the day-to-day management of the respective Fund’s portfolio, including purchase, retention and sale of securities. Fees associated with these services are paid to each Sub-Adviser by the Adviser.

The Adviser also provides a Chief Compliance Officer to the Trust to perform related compliance services. Under the terms of the compliance/consulting agreement, the Adviser receives fees from the Funds, as disclosed on the Statements of Operations.

The Funds’ Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Funds for their expenses to ensure that total annual operating expenses (excluding any contingent deferred sales loads, acquired fund fees and expenses, brokerage commissions, leverage interest, interest expense, taxes, dividends or interest expense on short positions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed the following rates (based upon the average daily net assets of the Funds):

Fund
CenterSquare Real Estate Fund - Investor Class	1.12%
CenterSquare Real Estate Fund - Institutional Class	1.02%
Long Short Fund - Investor Class	1.95	%*
Long Short Fund - Institutional Class	1.70	%*
Foresight Global Infrastructure Fund - Institutional Class	1.05%
Tran Focus Fund - Investor Class	1.35	%**
Tran Focus Fund - Institutional Class	1.10	%**
Greenspring Mid Cap Fund - Institutional Class	1.21%
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CROMWELL FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

December 31, 2025

*	As of May 1, 2025, the Long Short Fund changed its expense caps for the Investor and Institutional classes, from 1.80% and 1.55%, respectively.
**	As of September 1, 2024, the Tran Focus Fund changed its expense caps for the Investor and Institutional classes, from 1.10% and 0.85%, respectively.

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred. The Operating Expense Limitation Agreement is indefinite in term, but cannot be terminated within a year after the effective date of the Funds’ prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Fund	January- December 2026	January- December 2027	January- December 2028	Total
CenterSquare Real Estate Fund	$7,275	$—	$69,831	$77,106
Long Short Fund	329,517	409,616	303,793	1,042,926
Foresight Global Infrastructure Fund	131,437	108,846	109,163	349,446
Tran Focus Fund	286,503	223,951	169,155	679,609
Greenspring Mid Cap Fund	—	—	—	—

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“USBGFS”), served as the Funds’ Administrator, Transfer Agent, and Fund Accountant from January 1 through January 31, 2025. U.S. Bank N.A. served as the Custodian to the Funds from January 1 through January 31, 2025. U.S. Bank N.A. is an affiliate of USBGFS. USBGFS performed various administrative and accounting services for the Funds. USBGFS prepared various federal and state regulatory filings, reports and returns for the Funds; prepared reports and materials to be supplied to the Trustees; monitored the activities of the Custodian; coordinated the payment of the Funds’ expenses and reviewed the Funds’ expense accruals. As compensation for its services, USBGFS was entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and fund accounting, transfer agency, and custody for the period from January 1 through January 31, 2025, are disclosed in the Statements of Operations.

Effective February 3, 2025, the Funds changed service providers. The Bank of New York (the “Administrator”) became the Funds’ Administrator and Fund Accountant. Also, effective March 17, 2025, BNY Investment Servicing (US) Inc. (the “Transfer Agent”) became the Funds’ Transfer Agent. The Administrator and Transfer Agent are affiliates of the Custodian. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and fund accounting, transfer agency, custody and compliance reporting for the year ended December 31, 2025, are disclosed in the Statements of Operations.

5.	DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Long Short Fund and Tran Focus Fund have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for the Investor Class. The Plan permits the Long Short Fund and Tran Focus Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Expenses incurred pursuant to the Plan by the Investor Class of the Long Short Fund and Tran Focus Fund for the year ended December 31, 2025, are disclosed in the Statements of Operations.

The CenterSquare Real Estate Fund has entered into a shareholder servicing agreement (the “Agreement”) with the `Adviser, under which the Funds may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of the Institutional Class and 0.25% of the average daily net assets Investor Class. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the CenterSquare Real Estate Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. Shareholder servicing fees incurred by the Fund for the year ended December 31, 2025, are disclosed in the Statements of Operations.

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CROMWELL FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

December 31, 2025

6.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

	CenterSquare Real Estate Fund		Long Short Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Investor Class:
Shares sold	651,446	368,689	5,107	6,567
Shares issued in reinvestment of distributions	92,473	112,895	355	15,452
Shares redeemed	(1,064,279)	(1,432,991)	(276,117)	(483,214)
Net Increase (decrease)	(320,360)	(951,407)	(270,655)	(461,195)
Institutional Class:
Shares sold	236,255	853,389	57,183	137,131
Shares issued in reinvestment of distributions	85,855	137,048	417	24,207
Shares redeemed	(949,823)	(2,864,322)	(421,075)	(1,959,769)
Net Increase (decrease)	(627,713)	(1,873,885)	(363,475)	(1,798,431)
Net increase (decrease) in capital shares	(948,073)	(2,825,292)	(634,130)	(2,259,626)

	Foresight Global Infrastructure Fund		Tran Focus Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Investor Class:
Shares sold	—	—	8,120	165,815
Shares issued in reinvestment of distributions	—	—	211,159	2,421
Shares redeemed	—	—	(568,859)	(712,663)
Net Increase (decrease)	—	—	(349,580)	(544,427)
Institutional Class:
Shares sold	3,386	66,482	48,577	128,023
Shares issued in reinvestment of distributions	75,786	60,904	180,208	1,999
Shares redeemed	(8,889)	(71)	(412,678)	(477,472)
Net Increase (decrease)	70,283	127,315	(183,893)	(347,450)
Net increase (decrease) in capital shares	70,283	127,315	(533,473)	(891,877)

	Greenspring Mid Cap Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024
Institutional Class:
Shares sold	144,319	90,583
Shares issued in reinvestment of distributions	391,839	303,866
Shares redeemed	(697,443)	(617,602)
Net Increase (decrease)	(161,285)	(223,153)
Net increase (decrease) in capital shares	(161,285)	(223,153)
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CROMWELL FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

December 31, 2025

7.	INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by Fund for the year ended December 31, 2025, were as follows:

	Other Securities
Fund	Purchases	Sales
CenterSquare Real Estate Fund	$29,436,745	$39,111,397
Long Short Fund	15,554,509	30,344,446
Foresight Global Infrastructure Fund	17,212,390	16,811,595
Tran Focus Fund	18,381,233	26,690,660
Greenspring Mid Cap Fund	6,755,860	20,568,340

8.	FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at December 31, 2025, were as follows:

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Unrealized Appreciation (Depreciation)	Federal Income Tax Cost
CenterSquare Real Estate Fund	$20,056,447	$(4,539,174)	$15,517,273	$72,434,832
Long Short Fund	21,830,383	(3,027,384)	18,802,999	56,593,290
Foresight Global Infrastructure Fund	5,424,549	(7,065,198)	(1,640,649)	48,765,102
Tran Focus Fund	7,535,724	(207,373)	7,328,351	16,076,672
Greenspring Mid Cap Fund	65,172,021	(4,869,451)	60,302,570	55,447,090

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the deferral of wash sale losses, mark- to-market on passive foreign investment companies and partnerships basis adjustments.

At December 31, 2025, the components of distributable earnings on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Gains (Losses)	Net Unrealized Appreciation (Depreciation)	Total Distributable Earnings
CenterSquare Real Estate Fund	$—	$—	$(2,082,203)	$15,517,273	$13,435,070
Long Short Fund	—	—	(324,272,651)	18,808,818	(305,463,833)
Foresight Global Infrastructure Fund	291,849	—	(3,505,671)	(1,640,649)	(4,854,471)
Tran Focus Fund	—	2,743,195	—	7,328,351	10,071,546
Greenspring Mid Cap Fund	—	520,755	2	60,302,570	60,823,327

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CROMWELL FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

December 31, 2025

As of December 31, 2025, the Funds long-term and short-term capital losses were as follows:

Fund	Long-Term Capital Losses	Short-Term Capital Losses
CenterSquare Real Estate Fund	$1,843,660	$238,542
Long Short Fund	—	324,272,651
Foresight Global Infrastructure Fund	2,316,013	1,189,658
Tran Focus Fund	—	—
Greenspring Mid Cap Fund	—	—

The Funds capital losses which will be carried forward indefinitely to offset future realized capital gains.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended December 31, 2025, there are no deferred late-year losses.

The tax character of distributions paid during the last two fiscal years, were as follows:

Fund	Ordinary Income(1)	Long-Term Capital Gains	Return of Capital	Total
CenterSquare Real Estate Fund
12/31/2025	$1,961,537	$—	$91,536	$2,053,073
12/31/2024	2,393,937	—	390,967	2,784,904
Long Short Fund
12/31/2025	22,589	—	—	22,589
12/31/2024	982,286	—	—	982,286
Foresight Global Infrastructure Fund
12/31/2025	1,951,038	—	—	1,951,038
12/31/2024	1,406,804	—	40,400	1,447,204
Tran Focus Fund
12/31/2025	—	3,014,135	—	3,014,135
12/31/2024	—	40,199	—	40,199
Greenspring Mid Cap Fund
12/31/2025	493,287	9,817,214	—	10,310,501
12/31/2024	542,110	7,892,843	—	8,434,953

(1)	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
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CROMWELL FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

December 31, 2025

U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid–in capital. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2025, the Funds made the following permanent book–to–tax reclassifications primarily attributable to net operating losses and utilization of earnings and profits on redemption of shares as part of the dividends paid deduction:

Fund	Distributable Earnings/ (Accumulated Deficit)	Paid-in Capital
CenterSquare Real Estate Fund	$—	$—
Long Short Fund	276,610	(276,610)
Foresight Global Infrastructure Fund	—	—
Tran Focus Fund	(967,862)	967,862
Greenspring Mid Cap Fund	(947,192)	947,192

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2025, National Financial Services, for the benefit of its customers, owned 43.97% of the CenterSquare Real Estate Fund, Charles Schwab & Co, Inc., for the benefit of its customers owned 27.01% of the Greenspring Mid Cap Fund, and Blackmead Infrastructure Limited, for the benefit of its customers, owned 98.97% of the Foresight Global Infrastructure Fund.

10.	SUBSEQUENT EVENT

Management has evaluated the impact on the Funds of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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CROMWELL FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

December 31, 2025

To the Shareholders of Cromwell CenterSquare Real Estate Fund, Cromwell Long Short Fund, Cromwell Foresight Global Infrastructure Fund (formerly “Cromwell Foresight Global Sustainable Infrastructure Fund”), Cromwell Tran Focus Fund (formerly “Cromwell Tran Sustainable Focus Fund”), and Cromwell Greenspring Mid Cap Fund and Board of Trustees of Total Fund Solution.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Total Fund Solution comprising the funds listed below (the “Funds”) as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Financial Highlights
Cromwell CenterSquare Real Estate Fund, Cromwell Long Short Fund, and Cromwell Greenspring Mid Cap Fund	For the years ended December 31, 2025, December 31, 2024 and December 31, 2023
Cromwell Foresight Global Infrastructure Fund	For year ended December 31, 2025 and December 31, 2024 and the period January 31, 2023 (commencement of operations) through December 31, 2023
Cromwell Tran Focus Fund (formerly “Cromwell Tran Sustainable Focus Fund”)	For the year ended December 31, 2025 and December 31, 2024 and the period May 1, 2023 through December 31, 2023, and for the year ended April 30, 2023

The financial highlights for Cromwell CenterSquare Real Estate Fund and Cromwell Long Short Fund for the years ended December 31, 2022, and prior, were audited by other auditors whose reports dated February 28, 2023 and February 28, 2022, expressed unqualified opinions on those financial highlights.

The financial highlights for Cromwell Tran Focus Fund (formerly “Cromwell Tran Sustainable Focus Fund”) for the years ended April 30, 2022, and prior, were audited by other auditors whose report dated June 24, 2022, expressed an unqualified opinion on those financial highlights.

The financial highlights for Cromwell Greenspring Mid Cap Fund for the years ended December 31, 2022, and prior, were audited by other auditors whose report dated February 28, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

February 27, 2026

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CROMWELL FUNDS

ADDITIONAL INFORMATION

December 31, 2025

AVAILABILITY OF FUND PORTFOLIO INFORMATION

Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and coped at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, each Funds’ Part F of Form N-PORT is available without charge upon request by calling 1-855-625-7333.

AVAILABILITY OF FUND PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-625-7333. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended December 31 is available (1) without charge, upon request, by calling 1-855-625-7333, or (2) on the SEC’s website at www.sec.gov.

TAX INFORMATION

For the year ended December 31, 2025, the % of ordinary income distribution designated by the Funds as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 was as follows:

Fund
CenterSquare Real Estate Fund	2.23%
Long Short Fund	100.00%
Foresight Global Infrastructure Fund	34.67%
Tran Focus Fund	0.00%
Greenspring Mid Cap Fund	100.00%

For the year ended December 31, 2025, the % of dividends paid from net ordinary income that qualified for the dividends received deduction available to corporate shareholders was as follows:

Fund
CenterSquare Real Estate Fund	0.00%
Long Short Fund	100.00%
Foresight Global Infrastructure Fund	4.61%
Tran Focus Fund	0.00%
Greenspring Mid Cap Fund	100.00%

For the year ended December 31, 2025 , the % of taxable ordinary income distributions designated by the Funds as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) was as follows:

Fund
CenterSquare Real Estate Fund	0.00%
Long Short Fund	0.00%
Foresight Global Infrastructure Fund	0.00%
Tran Focus Fund	100.00%
Greenspring Mid Cap Fund	0.00%

For the year ended December 31, 2025, the Foresight Global Infrastructure Fund earned $137,032 in foreign source income and paid $1,592,819 in foreign taxes, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There were no changes in or disagreements with accountants during the period covered by this report.

PROXY DISCLOSURE

There were no matters submitted to a vote of shareholders during the period covered by this report.

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INVESTMENT ADVISER
Cromwell Investment Advisors, LLC 810 Gleneagles Court, Suite 106
Baltimore, MD 21286

SUB-ADVISERS
CenterSquare Investment Management LLC Eight Tower Bridge, 161 Washington Street, Seventh Floor, Conshohocken, PA 19428	Tran Capital Management L.P. 1000 Fourth Street, Suite 800 San Rafael, CA 94901

Mutual of America Capital Management LLC 320 Park Avenue New York, NY 10022	Corbyn Investment Management, Inc. 2330 West Joppa Road, Suite 108 Lutherville, MD 21093

Foresight Group LLP
The Shard, 32 London Bridge Street, London SE1 9SG, United Kingdom

DISTRIBUTOR
Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101

CUSTODIAN
The Bank of New York 240 Greenwich Street New York, NY 10286

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
The Bank of New York 240 Greenwich Street New York, NY 10286

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103

LEGAL COUNSEL
Alston & Bird LLP 950 F St. NW Washington, DC 20004

This report must be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the Funds’ trustees and is available without charge upon request by calling 1-855-625-7333.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accounting Firm for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting held on June 26, 2025, the Board of Total Fund Solution (the “Trust”) (which is comprised of four persons, three of whom are not interested persons (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered and approved, for an additional annual term, the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Cromwell Investment Advisors, LLC (the “Adviser”) and the Trust, on behalf of each of the Cromwell CenterSquare Real Estate Fund (“CenterSquare Fund”), Cromwell Long Short Fund (the “Long Short Fund”), Cromwell Tran Focus Fund (“Tran Fund”), Cromwell Foresight Global Infrastructure Fund (“Foresight Fund”), Cromwell Greenspring Mid Cap Fund (“Greenspring Fund”), and Cromwell Balanced Fund (“Balanced Fund”) (collectively, the “Advisory Agreements”); and the Sub-Advisory Agreement (the “CenterSquare Sub-Advisory Agreement”) between the Adviser, CenterSquare Investment Management LLC (“CenterSquare”) and the Trust, on behalf of the CenterSquare Fund; the Sub-Advisory Agreement (the “Long Short Sub-Advisory Agreement”) between the Adviser, Mutual of America Capital Management (“MoA”) and the Trust, on behalf of the Long Short Fund; the Sub-Advisory Agreement (the “Tran Sub-Advisory Agreement”) between the Adviser, Tran Capital Management, L.P. (“Tran”) and the Trust, on behalf of the Tran Fund; the Sub-Advisory Agreement (the “Foresight Sub-Advisory Agreement”) between the Adviser, Foresight Group LLP (“Foresight”) and the Trust, on behalf of the Foresight Fund; the Sub-Advisory Agreement (the “Greenspring Sub-Advisory Agreement”) between the Adviser, Corbyn Investment Management, Inc. (“Corbyn”) and the Trust, on behalf of the Mid Cap Fund; the Sub-Advisory Agreement (the “Balanced Sub-Advisory Agreement”) between the Adviser, Aristotle Pacific Capital, LLC (“Aristotle”) and the Trust, on behalf of the Balanced Fund; and the Sub-Advisory Agreement (the “Balanced Sub-Advisory Agreement”) between the Adviser, Tran and the Trust, on behalf of the Balanced Fund. CenterSquare, MoA, Tran, Foresight, Corbyn, and Aristotle are collectively referred to as the “Sub-Advisers.” The CenterSquare Fund, Long Short Fund, Tran Fund, Foresight Fund, Greenspring Fund, and Balanced Fund are collectively referred to as the “Funds.” The Board of the Trust considered and approved a new sub-advisory agreement (the “New Greenspring Sub-Advisory Agreement”) between the Adviser, Corbyn and the Trust, on behalf of the Mid Cap Fund.

In considering the continuation of each of the Advisory Agreements and approval of the New Greenspring Sub-Advisory Agreement, the Board considered information that had been provided by the Adviser and the Sub-Advisers throughout the year at meetings of the Board and its committees. In connection with meetings held on May 29, 2025 and June 26, 2025 for the purpose of considering the continuation of the Advisory Agreements and approval of the New Greenspring Sub-Advisory Agreement, the Board received and reviewed substantial information regarding the Funds, the Adviser, each of the Sub-Advisers and the services provided by the Adviser and each of Sub-Advisers to the Funds under the respective Advisory Agreements. This information formed the primary (but not exclusive) basis for the Board’s determinations.

Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements and approval of the New Greenspring Sub-Advisory Agreement:

1.	The nature, extent and quality of the services provided by the Adviser and Sub-Advisers under the Advisory Agreements. The Board considered the nature, extent and quality of the Adviser and each Sub-Adviser’s overall services provided to their respective Fund, as well as their specific responsibilities in all aspects of the day-to-day investment management of such Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser and Sub-Adviser involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Adviser and Sub-Advisers, including, as applicable, information regarding their compliance programs, their chief compliance officers and the Adviser and Sub-Advisers’ compliance records, as well as the Adviser and Sub-Advisers’ cybersecurity program, liquidity risk management programs, business continuity plans, and risk management processes. The Board further considered its knowledge of the Adviser’s and each Sub-Adviser’s operations, and noted that during the course of the prior year, the Trustees had met with certain personnel of the Adviser and each of Sub-Advisers to discuss the Funds’ performance and investment outlook as well as various other topics. With respect to the Sub-Advisers, the Board took into account the Adviser’s ongoing due diligence, evaluation and recommendation that each of the Sub-Advisers be approved to continue managing their respective Funs. With respect to Corbyn, the Board noted its impending change of control as part of its succession planning, that the new controlling shareholders are existing owners and part of existing management, and that management of the Fund would not change. The Board concluded that the Adviser and each of the Sub-Advisers had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing their duties under their respective Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.	The Fund’s historical performance and the overall performance of the Adviser and Sub-Advisers. In assessing the quality of the portfolio management delivered by each of the Sub-Advisers, the Board reviewed the short-term and long-term performance of their respective Fund as of periods ended April 30, 2025, on both an absolute basis and a relative basis in comparison to its peer funds utilizing a Morningstar classification and against relevant benchmarks. The Board also considered the Adviser’s assessment of the performance of each Fund and its Sub-Adviser and the factors that affected such performance. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer-term performance. When reviewing each Fund’s performance against the comparative Morningstar peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe and that market conditions may be more or less favorable to different investment styles over particular periods of time. When reviewing a Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of relative outperformance or relative underperformance may be transitory in nature. In determining to approve the continuance of each of the Advisory Agreements, the Board acknowledged the performance information for each Fund and its Sub-Adviser, and considered the performance information in the context of the Adviser’s assessment of such performance and the other relevant information provided to the Board. The Trustees considered, as applicable, that the Adviser and each Sub-Adviser continued to be proactive in seeking to enhance their respective Fund’s investment strategies, with a view to improving Fund performance over the long term. The Trustees concluded that each Fund’s performance record was satisfactory and supported a decision to approve the renewal of the Advisory Agreements and approval of the New Corbyn Sub-Advisory Agreement.

3.	The costs of the services to be provided by the Adviser and Sub-Advisers and the structure of the Adviser and Sub-Advisers’ fees under the Advisory Agreements. In considering the advisory fee and each sub-advisory fee and the total fees and expenses of each Fund, the Board reviewed comparisons to the applicable Morningstar peer funds. Where a Fund’s contractual management fee and/or total net expense ratio (net of Rule 12b-1 distribution fees) was above their peer group average and/or median, the Board considered the level of such fee or expenses in the context of nature, quality and extent of the services provided by the Adviser and applicable Sub-Adviser and the nature of each Fund, and concluded that such fees and expenses were fair and reasonable. The Board determined that it would continue to monitor the appropriateness of the advisory fee and each sub-advisory fee for the Funds and concluded that, at this time, the fees to be paid to the Adviser and each Sub-Adviser were fair and reasonable.

4.	Economies of Scale. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. The Board further noted that the Adviser has contractually agreed to reduce its advisory fee or reimburse Fund expenses for each of the Funds so that the Fund does not exceed the specified expense cap. The Board noted that it would continue to monitor economies of scale in the future as circumstances changed and Fund asset levels increased.

5.	The profits to be realized by the Adviser and its affiliates; Other Potential Benefits to the Adviser and Sub-Advisers from their Relationships with the Funds. The Board considered the information it received regarding the profitability of the Adviser from managing each of the Funds. The Board did not consider the profitability of the Sub-Advisers to be a material factor based on representations from the Adviser that it negotiated each of the sub-advisory fees on an arm’s-length basis. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser from each Fund supported the renewal of the Advisory Agreement with respect to each Fund. The Trustees reviewed the Adviser’s and each Sub-Adviser’s financial information and took into account both the likely direct and indirect benefits to the Adviser and each Sub-Adviser from advising their respective Fund. In particular, the Trustees discussed and considered any fall-out benefits that the Adviser and the Sub-Advisers may receive from their Fund.

In determining the material factors to be considered in evaluating each of the Advisory Agreements for the applicable Funds and the weight to be given to such factors, the members of the Board relied upon their own business judgment. The Board did not consider any single factor as controlling in determining whether to approve the continuation of each of the Advisory Agreements or approval of the New Corbyn Sub-Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of each Advisory Agreement for the applicable Fund or Funds for an additional one-year period and the approval of the New Corbyn Sub-Adviser Agreement for an initial two year term.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedure by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics that is subject to the disclosure of Item 2 above.

(a)(2)	Not applicable.

(a)(3)	A separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accounting firm during the period covered by the report.

(b)	A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX-99.906 CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Total Fund Solution

/s/ Stephen E. Baird
Stephen E. Baird
President, Principal Executive Officer

Date: March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Stephen E. Baird
Stephen E. Baird
President, Principal Executive Officer

Date: March 9, 2026

/s/ Brian C. Nelson
Brian C. Nelson
Treasurer, Principal Financial Officer

Date: March 9, 2026